UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 September 2016

SSGA Active Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust

Quarterly Report

September 30, 2016

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
COMMODITIES — 20.2%
PowerShares DB Commodity Index Tracking Fund (a) (b)	921,940	$13,838,319
PowerShares DB Gold Fund (a) (b)	78,237	3,332,114
PowerShares DB Oil Fund (a) (b)	506	4,488

		17,174,921

INFLATION LINKED — 26.0%
SPDR Barclays TIPS ETF (c)	293,551	17,069,991
SPDR Citi International Government Inflation-Protected Bond ETF (c)	89,998	5,124,486

		22,194,477

INTERNATIONAL EQUITY — 6.4%
SPDR S&P Global Infrastructure ETF (c)	114,415	5,489,403

NATURAL RESOURCES — 24.4%
PowerShares Global Agriculture Portfolio (b)	70,378	1,651,068
SPDR S&P Global Natural Resources ETF (c)	304,722	11,920,725
SPDR S&P International Energy Sector ETF (c)	96,260	1,690,325
SPDR S&P Metals & Mining ETF (c)	47,665	1,264,076
The Energy Select Sector SPDR Fund (c)	59,954	4,233,352

		20,759,546

REAL ESTATE — 22.6%
SPDR Dow Jones International Real Estate ETF (c)	200,900	8,379,539
SPDR Dow Jones REIT ETF (c)	111,460	10,852,860

		19,232,399

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $94,091,173)		84,850,746

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $388,758)	388,758	388,758

TOTAL INVESTMENTS — 100.0% (Cost $94,479,931)		85,239,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(14,070)

NET ASSETS — 100.0%		$85,225,434

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnerships
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	Amount shown represents less than 0.05% of net assets.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$17,174,921	$—	$—	$17,174,921
Inflation Linked	22,194,477	—	—	22,194,477
International Equity	5,489,403	—	—	5,489,403
Natural Resources	20,759,546	—	—	20,759,546
Real Estate	19,232,399	—	—	19,232,399
Short-Term Investment	388,758	—	—	388,758

TOTAL INVESTMENTS	$85,239,504	$—	$—	$85,239,504

See accompanying Notes to Schedule of Investments.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays TIPS ETF	307,088	$17,857,167	15,846	29,383	293,551	$17,069,991	$198,986	$(54,357)
SPDR Citi International Government Inflation-Protected Bond ETF	103,106	5,661,551	5,308	18,416	89,998	5,124,486	—	(105,686)
SPDR Dow Jones International Real Estate ETF	187,281	7,764,670	18,694	5,075	200,900	8,379,539	72,165	(3,848)
SPDR Dow Jones REIT ETF	121,440	12,074,780	8,635	18,615	111,460	10,852,860	85,653	77,722
SPDR S&P Global Infrastructure ETF	—	—	114,415	—	114,415	5,489,403	—	—
SPDR S&P Global Natural Resources ETF	339,282	12,590,755	14,003	48,563	304,722	11,920,725	—	(592,063)
SPDR S&P International Energy Sector ETF	96,628	1,697,744	4,365	4,733	96,260	1,690,325	13,085	(59,527)
SPDR S&P Metals & Mining ETF	19,438	473,704	32,487	4,260	47,665	1,264,076	3,501	(12,558)
State Street Institutional Liquid Reserves Fund, Premier Class	2,073,242	2,073,242	480,114	2,164,598	388,758	388,758	1,744	—
The Energy Select Sector SPDR Fund	59,348	4,049,909	3,216	2,610	59,954	4,233,352	24,612	(47,683)

TOTAL		$64,243,522				$66,413,515	$399,746	$(798,000)

See accompanying Notes to Schedule of Investments.

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.7%
DOMESTIC EQUITY — 24.7%
SPDR S&P Dividend ETF (a)	171,221	$14,444,204
SPDR Wells Fargo Preferred Stock ETF (a)	114,368	5,201,456
The Consumer Staples Select Sector SPDR Fund (a)	38,008	2,022,406
The Industrial Select Sector SPDR Fund (a)	36,542	2,133,322
The Technology Select Sector SPDR Fund (a)	43,573	2,081,918

		25,883,306

DOMESTIC FIXED INCOME — 42.2%
SPDR Barclays Convertible Securities ETF (a)	116,677	5,409,146
SPDR Barclays Emerging Markets Local Bond ETF (a)	37,886	1,073,310
SPDR Barclays High Yield Bond ETF (a)	346,542	12,725,022
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	209,799	7,324,083
SPDR Barclays Long Term Corporate Bond ETF (a)	242,312	10,392,762
SPDR Barclays Long Term Treasury ETF (a)	93,397	7,383,967

		44,308,290

INFLATION LINKED — 5.0%
SPDR Barclays TIPS ETF (a)	90,334	5,252,922

INTERNATIONAL EQUITY — 11.0%
SPDR MSCI Emerging Markets Quality Mix ETF (a)	77,935	4,235,814
SPDR S&P Global Infrastructure ETF (a)	65,612	3,147,932
SPDR S&P International Dividend ETF (a)	55,087	2,026,651
WisdomTree Europe Hedged Equity Fund	39,121	2,102,363

		11,512,760

REAL ESTATE — 14.8%
SPDR Dow Jones International Real Estate ETF (a)	145,683	6,076,438
SPDR Dow Jones REIT ETF (a)	96,915	9,436,614

		15,513,052

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $98,659,932)		102,470,330

SHORT-TERM INVESTMENT — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $2,448,381)	2,448,381	2,448,381

TOTAL INVESTMENTS — 100.0% (Cost $101,108,313)		104,918,711
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(16,283)

NET ASSETS — 100.0%		$104,902,428

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$25,883,306	$—	$—	$25,883,306
Domestic Fixed Income	44,308,290	—	—	44,308,290
Inflation Linked	5,252,922	—	—	5,252,922
International Equity	11,512,760	—	—	11,512,760
Real Estate	15,513,052	—	—	15,513,052
Short-Term Investment	2,448,381	—	—	2,448,381

TOTAL INVESTMENTS	$104,918,711	$—	$—	$104,918,711

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays Convertible Securities ETF	118,404	$5,190,831	1,729	3,456	116,677	$5,409,146	$55,652	$22,965
SPDR Barclays Emerging Markets Local Bond ETF	—	—	39,008	1,122	37,886	1,073,310	—	(393)
SPDR Barclays High Yield Bond ETF	351,674	12,554,762	5,134	10,266	346,542	12,725,022	196,515	36,790
SPDR Barclays Intermediate Term Corporate Bond ETF	208,399	7,271,041	40,523	39,123	209,799	7,324,083	53,216	2,257
SPDR Barclays Long Term Corporate Bond ETF	253,475	10,699,180	3,590	14,753	242,312	10,392,762	106,919	42,749
SPDR Barclays Long Term Treasury ETF	122,621	9,787,608	1,562	30,786	93,397	7,383,967	50,473	205,237
SPDR Barclays TIPS ETF	88,421	5,141,681	4,589	2,676	90,334	5,252,922	60,602	8,245
SPDR Dow Jones International Real Estate ETF	147,841	6,129,488	2,158	4,316	145,683	6,076,438	52,331	26,192
SPDR Dow Jones REIT ETF	98,971	9,840,687	1,445	3,501	96,915	9,436,614	74,476	66,262
SPDR MSCI Emerging Markets Quality Mix ETF	21,370	1,065,722	57,705	1,140	77,935	4,235,814	—	5,573
SPDR S&P Dividend ETF	137,751	11,560,064	38,542	5,072	171,221	14,444,203	84,322	109,926
SPDR S&P Global Infrastructure ETF	66,584	3,108,141	972	1,944	65,612	3,147,932	—	14,010
SPDR S&P International Dividend ETF	61,571	2,167,299	816	7,300	55,087	2,026,651	22,897	(51,126)
SPDR STOXX Europe 50 ETF	112,268	3,352,322	—	112,268	—	—	—	(507,906)
SPDR Wells Fargo Preferred Stock ETF	108,700	5,002,374	9,056	3,388	114,368	5,201,456	71,106	6,350
State Street Institutional Liquid Reserves Fund, Premier Class	4,781,480	4,781,480	1,970,804	4,303,903	2,448,381	2,448,381	3,609	—
The Consumer Discretionary Select Sector SPDR Fund	13,128	1,024,640	—	13,128	—	—	—	81,735
The Consumer Staples Select Sector SPDR Fund	38,571	2,127,191	563	1,126	38,008	2,022,406	12,472	5,780
The Industrial Select Sector SPDR Fund	37,083	2,075,165	541	1,082	36,542	2,133,322	11,384	2,859
The Technology Select Sector SPDR Fund	—	—	44,863	1,290	43,573	2,081,918	8,522	(268)

TOTAL		$102,879,676				$102,816,347	$864,496	$77,237

See accompanying Notes to Schedule of Investments.

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.2%
COMMODITIES — 9.9%
PowerShares DB Gold Fund (a) (b)	448,510	$19,102,041

DOMESTIC EQUITY — 25.9%
SPDR S&P 500 ETF Trust (c)	80,078	17,320,871
SPDR S&P 500 Growth ETF (c)	92,152	9,697,155
SPDR S&P Dividend ETF (c)	91,314	7,703,249
SPDR S&P Emerging Markets ETF (c)	63,902	3,871,183
The Consumer Staples Select Sector SPDR Fund (c)	71,832	3,822,181
The Industrial Select Sector SPDR Fund (c)	66,512	3,882,971
The Technology Select Sector SPDR Fund (c)	82,070	3,921,305

		50,218,915

DOMESTIC FIXED INCOME — 24.1%
SPDR Barclays Aggregate Bond ETF (c)	163,314	9,676,355
SPDR Barclays Emerging Markets Local Bond ETF (c)	68,514	1,941,002
SPDR Barclays High Yield Bond ETF (c)	424,689	15,594,580
SPDR Barclays Intermediate Term Corporate Bond ETF (c)	332,719	11,615,220
SPDR Barclays Intermediate Term Treasury ETF (c)	31,504	1,932,455
SPDR Barclays Long Term Treasury ETF (c)	74,066	5,855,658

		46,615,270

INFLATION LINKED — 5.0%
SPDR Barclays TIPS ETF (c)	167,575	9,744,486

INTERNATIONAL EQUITY — 14.5%
SPDR S&P International Small Cap ETF (c)	186,385	5,846,897
SPDR S&P World ex-US ETF (c)	841,246	22,267,782

		28,114,679

REAL ESTATE — 14.8%
SPDR Dow Jones International Real Estate ETF (c)	276,177	11,519,343
SPDR Dow Jones REIT ETF (c)	176,896	17,224,363

		28,743,706

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $176,963,587)		182,539,097

SHORT-TERM INVESTMENT — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $11,033,057)	11,033,057	11,033,057

TOTAL INVESTMENTS — 99.9% (Cost $187,996,644)		193,572,154
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		238,563

NET ASSETS — 100.0%		$193,810,717

(a)	Qualified Publicly Traded Partnerships
(b)	Non-income producing security.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$19,102,041	$—	$—	$19,102,041
Domestic Equity	50,218,915	—	—	50,218,915
Domestic Fixed Income	46,615,270	—	—	46,615,270
Inflation Linked	9,744,486	—	—	9,744,486
International Equity	28,114,679	—	—	28,114,679
Real Estate	28,743,706	—	—	28,743,706
Short-Term Investment	11,033,057	—	—	11,033,057

TOTAL INVESTMENTS	$193,572,154	$—	$—	$193,572,154

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays Aggregate Bond ETF	222,017	$13,190,030	8,680	67,383	163,314	$9,676,355	$75,830	$45,498
SPDR Barclays Emerging Markets Local Bond ETF	—	—	69,666	1,152	68,514	1,941,002	—	(404)
SPDR Barclays High Yield Bond ETF	418,891	14,954,409	18,307	12,509	424,689	15,594,580	236,140	2,653
SPDR Barclays Intermediate Term Corporate Bond ETF	216,183	7,542,625	124,236	7,700	332,719	11,615,220	66,687	6,172
SPDR Barclays Intermediate Term Treasury ETF	30,530	1,882,174	1,676	702	31,504	1,932,455	5,548	519
SPDR Barclays Long Term Treasury ETF	121,549	9,702,041	4,341	51,824	74,066	5,855,658	48,734	307,478
SPDR Barclays TIPS ETF	161,908	9,414,950	9,039	3,372	167,575	9,744,486	109,860	7,552
SPDR Dow Jones International Real Estate ETF	259,646	10,764,923	27,492	10,961	276,177	11,519,343	97,551	26,268
SPDR Dow Jones REIT ETF	157,151	15,625,524	30,930	11,185	176,896	17,224,363	133,671	83,474
SPDR S&P 500 ETF Trust	35,139	7,362,675	47,280	2,341	80,078	17,320,871	85,204	42,224
SPDR S&P 500 Growth ETF	164,140	16,563,367	4,466	76,454	92,152	9,697,155	34,806	278,177
SPDR S&P Dividend ETF	—	—	92,846	1,532	91,314	7,703,249	44,220	412
SPDR S&P Emerging Markets ETF	—	—	64,452	550	63,902	3,871,183	—	(52)
SPDR S&P International Small Cap ETF	181,960	5,288,486	18,058	13,633	186,385	5,846,897	—	(20,973)
SPDR S&P World ex-US ETF	950,409	23,693,696	37,252	146,415	841,246	22,267,782	—	(351,276)
State Street Institutional Liquid Reserves Fund, Premier Class	20,031,452	20,031,452	2,343,146	11,341,541	11,033,057	11,033,057	17,439	—
The Consumer Discretionary Select Sector SPDR Fund	46,932	3,663,043	1,251	48,183	—	—	—	196,383
The Consumer Staples Select Sector SPDR Fund	69,248	3,819,027	5,225	2,641	71,832	3,822,181	23,178	6,795
The Industrial Select Sector SPDR Fund	65,280	3,653,069	3,218	1,986	66,512	3,882,971	20,375	3,333
The Technology Select Sector SPDR Fund	—	—	83,456	1,386	82,070	3,921,305	15,783	(288)

TOTAL		$167,151,491				$174,470,113	$1,015,026	$633,945

See accompanying Notes to Schedule of Investments.

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS (a) — 91.1%
AEROSPACE & DEFENSE — 2.1%
CAMP International Holding Co. Senior Secured 1st Lien Term Loan, 4.75%, 8/11/2023	$6,000,000	$6,004,500
TransDigm, Inc.:
Senior Secured Term Loan C, 3.84%, 2/28/2020	2,971,702	2,978,092
Senior Secured Term Loan D, 3.84%, 6/4/2021	4,924,433	4,934,701
Senior Secured Term Loan E, 3.75%, 5/14/2022	1,879,863	1,884,562
WP CPP Holdings LLC Senior Secured Term Loan B3, 4.50%, 12/28/2019	2,792,155	2,743,292

		18,545,147

AIRLINES — 0.9%
Air Canada 2016 Senior Secured Term Loan B, 2.75%, 9/21/2023	2,821,705	2,831,581
American Airlines, Inc. Senior Secured Term Loan, 3.25%, 6/27/2020	1,975,000	1,981,676
US Airways Group, Inc. Senior Secured Term Loan B1, 3.50%, 5/23/2019	3,188,780	3,196,082

		8,009,339

AUTOMOBILES — 1.2%
Doosan Infracore International, Inc. Senior Secured Term Loan B, 4.50%, 5/28/2021	1,390,172	1,407,550
FCA US LLC:
Senior Secured Term Loan B, 3.25%, 12/31/2018	5,904,966	5,920,673
Senior Secured Term Loan B, 3.50%, 5/24/2017	2,037,421	2,043,798
TI Group Automotive Systems LLC Senior Secured Term Loan, 4.50%, 6/30/2022	1,106,533	1,111,374

		10,483,395

BIOTECHNOLOGY — 0.5%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan B, 3.45%, 2/27/2021	3,959,391	4,001,459

BUILDING PRODUCTS — 1.6%
American Builders & Contractors Supply Co., Inc. Senior Secured Term Loan, 2.75%, 9/23/2023	8,443,894	8,479,780
Headwaters, Inc. Senior Secured Term Loan B, 4.00%, 3/24/2022	2,070,434	2,084,668
Stardust Finance Holdings, Inc. Senior Secured Senior Lien Term Loan, 6.50%, 3/13/2022	3,246,753	3,236,607

		13,801,055

CAPITAL MARKETS — 0.1%
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.25%, 7/9/2022	1,343,348	1,349,232

CHEMICALS — 2.1%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	6,786,836	6,812,286
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.75%, 2/1/2020	4,817,331	4,859,483
INEOS Styrolution Group GmbH Senior Secured Term Loan B, 3.75%, 9/14/2021	435,967	441,147
Ineos US Finance LLC Senior Secured Term Loan, 3.75%, 5/4/2018	3,988,480	4,003,975
Versum Materials, Inc. Senior Secured Term Loan, 2.75%, 9/20/2023	2,654,867	2,672,575

		18,789,466

COMMERCIAL SERVICES & SUPPLIES — 4.6%
ADS Waste Holdings, Inc. Senior Secured Term Loan B2, 3.75%, 10/9/2019	5,259,660	5,271,994
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 8.50%, 3/3/2021	2,000,000	1,994,160
Senior Secured Term Loan B1, 5.00%, 5/24/2019	5,102,886	5,127,354
Senior Secured Term Loan B4, 5.00%, 8/4/2022	8,426,387	8,481,159
KAR Auction Services, Inc.:
Senior Secured Term Loan B2, 4.06%, 3/11/2021	2,786,555	2,809,781
Senior Secured Term Loan B3, 4.38%, 3/9/2023	1,926,028	1,954,322
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	5,508,472	5,453,387
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,545,964	1,544,997
Prime Security Services Borrower LLC Senior Secured Incremental Term Loan B1, 4.75%, 5/2/2022	7,456,721	7,540,013

		40,177,167

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope, Inc. Senior Secured Term Loan B5, 3.75%, 12/29/2022	1,391,492	1,407,146

COMPUTERS & PERIPHERALS — 0.5%
TierPoint LLC Senior Secured 1st Lien Term Loan B, 5.25%, 11/10/2021	3,400,058	3,387,308

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Western Digital Corp. Senior Secured Term Loan B1, 4.50%, 4/29/2023	$798,000	$807,397

		4,194,705

CONTAINERS & PACKAGING — 2.6%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2019	1,984,463	1,996,241
Berry Plastics Holding Corp.:
Senior Secured Term Loan D, 3.50%, 2/8/2020	2,897,419	2,904,213
Senior Secured Term Loan G, 3.50%, 1/6/2021	4,105,503	4,113,714
Hilex Poly Co. LLC Senior Secured Term Loan B, 6.00%, 12/5/2021	2,782,847	2,808,950
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	8,861,164	8,901,305
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.50%, 6/1/2022	2,208,075	2,213,595

		22,938,018

DISTRIBUTORS — 1.1%
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	6,313,108	6,250,766
HD Supply, Inc. Senior Secured Incremental Term Loan B, 2.75%, 9/14/2023	3,684,211	3,695,724

		9,946,490

DIVERSIFIED CONSUMER SERVICES — 1.7%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	2,787,879	2,798,347
ServiceMaster Co. Senior Secured Term Loan B, 4.25%, 7/1/2021	11,502,828	11,633,271

		14,431,618

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,764,356	1,769,870
Faenza Acquisition GmbH:
Senior Secured Term Loan B1, 4.25%, 8/30/2020	1,324,399	1,333,504
Senior Secured Term Loan B3, 4.25%, 8/30/2020	404,798	407,581
Tech Finance & Co. S.C.A Senior Secured Term Loan B, 5.00%, 7/11/2020	6,916,379	6,946,672
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 5.00%, 8/18/2023	1,602,671	1,619,203

		12,076,830

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Consolidated Communications, Inc. Senior Secured Term Loan B, 3.00%, 9/30/2023	1,410,788	1,421,814
Fairpoint Communications, Inc. Senior Secured Refi Term Loan, 7.50%, 2/14/2019	4,279,164	4,295,575

Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	14,500,000	14,600,992
NeuStar, Inc. Senior Secured Term Loan A, 3.25%, 1/22/2019	305,308	305,499
Telenet Financing USD LLC Senior Secured Term Loan AD, 4.36%, 6/30/2024	1,351,351	1,364,784
Telesat LLC Senior Secured Term Loan B2, 3.50%, 3/28/2019	3,958,974	3,976,513
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.65%, 6/30/2023	3,550,101	3,570,673
Windstream Corp. Senior Secured Repriced Term Loan B6, 4.75%, 3/16/2021	13,851,189	13,920,445

		43,456,295

ELECTRIC UTILITIES — 0.4%
Astoria Energy LLC Senior Secured Term Loan B, 5.00%, 12/24/2021	669,690	659,644
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/6/2020	2,860,000	2,856,425

		3,516,069

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 5/31/2021	7,117,086	7,170,465
Zebra Technologies Corp. Senior Secured Term Loan B, 4.09%, 10/27/2021	2,841,039	2,879,933

		10,050,398

FOOD & STAPLES RETAILING — 2.9%
Albertsons LLC:
Senior Secured Term Loan B4, 4.50%, 8/25/2021	6,922,806	6,984,557
Senior Secured Term Loan B6, 4.75%, 6/22/2023	2,775,326	2,806,396
Chobani LLC Senior Secured 1st Lien Term Loan, 1.00%, 9/30/2023	5,458,221	5,471,867
Supervalu, Inc. Senior Secured Refi Term Loan B, 5.50%, 3/21/2019	2,195,807	2,202,789
US Foods, Inc. Senior Secured Refi Term Loan B, 4.00%, 6/27/2023	7,847,735	7,921,307

		25,386,916

FOOD PRODUCTS — 1.4%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.50%, 6/2/2023	3,123,790	3,153,857
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.50%, 6/15/2023	3,570,000	3,600,488
Dole Food Co., Inc. Senior Secured Term Loan B, 4.50%, 11/1/2018	4,631,982	4,651,853
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	721,805	727,896

		12,134,094

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Convatec, Inc. Senior Secured Term Loan, 4.25%, 6/15/2020	$2,960,307	$2,979,430

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.25%, 4/28/2022	3,469,887	3,444,956
CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.25%, 8/30/2020	146,799	147,808
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	3,159,924	3,193,988
Community Health Systems, Inc.:
Senior Secured Term Loan F, 4.08%, 12/31/2018	2,032,192	2,023,942
Senior Secured Term Loan G, 3.75%, 12/31/2019	5,168,780	5,081,557
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	5,572,876	5,605,728
FHC Health Systems, Inc. Senior Secured Term Loan, 5.00%, 12/23/2021	532,904	521,415
HCA, Inc. Senior Secured Term Loan B7, 3.59%, 2/15/2024	1,337,524	1,352,109
inVentiv Health, Inc. Senior Secured Term Loan B, 3.75%, 9/28/2023	4,621,359	4,640,607
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	4,460,477	4,522,500
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.25%, 1/31/2021	2,691,987	2,699,134
NVA Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 8/14/2021	1,505,845	1,508,353
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	3,894,496	3,748,453

		38,490,550

HEALTH CARE TECHNOLOGY — 1.3%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	4,682,101	4,635,280
IMS Health, Inc. Senior Secured Term Loan, 3.50%, 3/17/2021	6,368,689	6,398,813

		11,034,093

HOTELS, RESTAURANTS & LEISURE — 7.1%
Aristocrat International Pty, Ltd. Senior Secured Term Loan B, 3.50%, 10/20/2021	1,639,344	1,647,689
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.85%, 9/15/2023	2,500,000	2,522,500
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	5,944,430	5,994,571
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.00%, 2/14/2021	8,769,980	8,671,361

Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 7.75%, 7/31/2022	5,070,000	5,096,618
Senior Secured Term Loan B3, 4.75%, 7/30/2021	7,018,093	7,039,042
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.75%, 4/14/2021	7,447,289	7,456,635
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	13,774,079	13,818,087
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.00%, 9/2/2021	9,699,504	9,754,064

		62,000,567

HOUSEHOLD DURABLES — 1.0%
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	5,109,704	5,136,861
Spin Holdco, Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	3,822,613	3,811,623

		8,948,484

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. Senior Secured Term Loan B, 3.25%, 6/30/2022	1,578,693	1,584,613
Samsonite International SA Senior Secured Term Loan B, 4.00%, 5/12/2023	883,978	893,923

		2,478,536

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.34%, 1/31/2022	1,954,680	1,947,350

INSURANCE — 3.0%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.75%, 8/12/2022	2,338,816	2,342,324
Hub International, Ltd. Senior Secured Term Loan B, 4.00%, 10/2/2020	8,940,341	8,956,388
National Financial Partners Corp. Senior Secured Term Loan B, 4.50%, 7/1/2020	7,525,966	7,553,399
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 3.75%, 3/1/2021	997,500	1,007,166
Senior Secured 1st Lien Term Loan, 5.25%, 3/1/2021	3,961,897	3,941,275
Senior Secured 2nd Lien Term Loan, 6.75%, 2/28/2022	2,000,000	1,983,750

		25,784,302

INTERNET & CATALOG RETAIL — 0.3%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.00%, 8/19/2023	2,573,894	2,591,590

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

INTERNET SOFTWARE & SERVICES — 2.5%
Abacus Innovations Corp. Senior Secured Term Loan B, 3.27%, 8/16/2023	$2,487,047	$2,504,406
Go Daddy Operating Company LLC Senior Secured Term Loan B, 4.25%, 5/13/2021	1,342,384	1,351,707
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 1/27/2021	3,110,227	3,093,712
Landslide Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.50%, 2/27/2020	4,635,762	4,673,427
Sabre, Inc. Senior Secured Term Loan B, 4.00%, 2/19/2019	4,423,907	4,448,328
TCH-2 Holding LLC Senior Secured 1st Lien Term Loan, 5.50%, 5/6/2021	5,929,558	5,944,382

		22,015,962

IT SERVICES — 2.3%
First Data Corp.:
Senior Secured Extended Term Loan, 4.53%, 3/24/2021	8,212,343	8,282,476
Senior Secured Term Loan, 4.28%, 7/8/2022	8,666,284	8,726,471
Global Payments, Inc. Senior Secured Term Loan B, 4.02%, 4/22/2023	1,536,805	1,554,862
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	1,261,519	1,271,775

		19,835,584

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Albany Molecular Research, Inc. Senior Secured Term Loan B, 5.75%, 7/16/2021	2,992,443	3,011,146
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	7,034,822	7,068,765

		10,079,911

MACHINERY — 0.3%
Allison Transmission, Inc. Senior Secured Term Loan B3, 3.25%, 8/23/2019	2,204,295	2,223,836

MEDIA — 6.4%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.25%, 9/26/2021	5,298,593	5,061,481
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,667,992	1,680,844
CSC Holdings LLC Senior Secured Term Loan B, 5.00%, 10/9/2022	8,745,185	8,781,258
Gray Television, Inc. Senior Secured Term Loan B, 3.94%, 6/13/2021	1,000,000	1,007,655
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	1,140,000	1,149,120
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.00%, 9/26/2023	457,191	459,953
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.25%, 9/21/2023	5,130,702	5,161,691

Nielsen Finance LLC Senior Secured Term Loan B3, 2.50%, 9/23/2023	4,601,781	4,628,034
Numericable Group SA Senior Secured Term Loan B5, 4.56%, 7/31/2022	1,768,455	1,784,203
Numericable U.S. LLC Senior Secured Term Loan B7, 5.00%, 1/15/2024	3,141,298	3,178,994
Penton Media, Inc. Senior Secured Term Loan, 4.75%, 10/3/2019	1,326,908	1,329,814
Sinclair Television Group, Inc. Senior Secured Term Loan B1, 3.50%, 7/30/2021	744,347	749,468
Univision Communications, Inc.:
Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,954,563	1,960,270
Senior Secured Term Loan C4, 4.00%, 3/1/2020	2,903,082	2,911,936
UPC Financing Partnership Senior Secured Term Loan AN, 4.08%, 8/31/2024	6,000,000	6,030,510
WideOpenWest Finance LLC Senior Secured Term Loan B, 4.50%, 8/18/2023	7,044,025	7,024,584
WMG Acquisition Corp. Senior Secured Term Loan, 3.75%, 7/1/2020	1,528,240	1,530,693
Ziggo B.V.:
Senior Secured Term Loan B1, 3.65%, 1/15/2022	739,574	740,103
Senior Secured Term Loan B2A, 3.65%, 1/15/2022	438,298	438,611
Senior Secured Term Loan B3, 3.70%, 1/15/2022	136,191	136,289

		55,745,511

MULTILINE RETAIL — 0.5%
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 4.25%, 8/13/2021	1,000,000	1,008,960
Dollar Tree, Inc. Senior Secured Term Loan B3, 3.06%, 7/6/2022	746,060	752,473
Neiman Marcus Group, Inc. Senior Secured Term Loan, 4.25%, 10/25/2020	2,407,840	2,222,737

		3,984,170

PERSONAL PRODUCTS — 0.5%
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.25%, 9/7/2023	3,975,155	3,988,015

PHARMACEUTICALS — 3.3%
Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.50%, 11/1/2019	2,228,687	2,237,602
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2021	2,985,000	3,005,208
Concordia Healthcare Corp. Senior Secured Term Loan, 5.25%, 10/21/2021	3,532,497	3,166,495
Horizon Pharma, Inc. Senior Secured Term Loan B, 4.50%, 5/7/2021	663,308	659,992

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Valeant Pharmaceuticals International Senior Secured Term Loan B F1, 5.50%, 4/1/2022	$11,303,818	$11,352,085
Valeant Pharmaceuticals International, Inc. Senior Secured Series E Term Loan B, 5.25%, 8/5/2020	8,253,262	8,279,672

		28,701,054

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	6,335,259	6,268,613
GFL Environmental, Inc. Senior Secured Term Loan B, 2.75%, 9/23/2023	1,116,279	1,118,841
Information Resources, Inc. Senior Secured Term Loan B, 4.75%, 9/30/2020	1,994,885	2,004,869
TransUnion LLC Senior Secured Term Loan B2, 3.59%, 4/9/2021	6,443,600	6,473,595

		15,865,918

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 5.00%, 10/24/2022	1,989,924	2,002,859

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 5.75%, 12/1/2022	1,185,149	1,199,228
Realogy Corp. Senior Secured Term Loan B, 3.75%, 7/20/2022	2,315,087	2,345,831

		3,545,059

ROAD & RAIL — 1.0%
Hertz Corp. Senior Secured Term Loan B, 3.50%, 6/30/2023	8,580,645	8,668,254

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.52%, 2/1/2023	11,585,765	11,736,206
Cavium, Inc. Senior Secured Term Loan B, 3.75%, 8/16/2022	861,244	872,010
Cypress Semiconductor Corp. Senior Secured Term Loan B, 6.50%, 7/5/2021	872,727	885,273
M/A-COM Technology Solutions Holdings, Inc. Senior Secured Term Loan, 3.75%, 5/7/2021	1,796,407	1,816,626
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	3,438,088	3,475,958
NXP B.V. Senior Secured Term Loan B, 3.41%, 12/7/2020	3,567,454	3,587,752
ON Semiconductor Corp. Senior Secured Incremental Term Loan, 5.25%, 3/31/2023	13,632,702	13,714,294

		36,088,119

SOFTWARE — 10.3%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 1/25/2021	1,558,213	1,563,861
Aspect Software, Inc. Senior Secured Exit Term Loan, 10.50%, 5/25/2020	7,267,065	7,127,756
Aspen Merger Sub, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 9/21/2023	845,921	853,323
Avast Software B.V. Senior Secured Term Loan B, 4.50%, 7/19/2022	2,721,088	2,740,653
BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	13,739,488	13,282,238
CCC Information Services, Inc. Senior Secured Term Loan, 4.00%, 12/20/2019	4,881,697	4,886,262
Compuware Corp. Senior Secured Term Loan B2, 6.25%, 12/15/2021	6,417,179	6,405,147
DTI Holdco, Inc. Senior Secured Term Loan B, 5.25%, 9/21/2023	3,675,676	3,649,633
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,653,922	5,585,028
Hyland Software, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,985,531	2,000,829
Infor (US), Inc. Senior Secured Term Loan B5, 3.75%, 6/3/2020	5,925,391	5,900,208
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	2,338,563	2,281,070
Kronos, Inc.:
Senior Secured 2nd Lien Term Loan, 9.75%, 4/30/2020	6,094,695	6,214,029
Senior Secured Initial Incremental Term Loan, 4.50%, 10/30/2019	4,948,085	4,970,599
MA FinanceCo. LLC Senior Secured Term Loan B, 4.50%, 11/20/2021	6,917,210	6,954,701
Mediware Information Systems, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 9/28/2023	628,931	634,041
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 10/13/2020	2,750,562	2,754,578
Press Ganey Holdings, Inc. Senior Secured Term Loan, 4.00%, 9/20/2023	2,310,231	2,316,007
SolarWinds Holdings, Inc. Senior Secured Term Loan, 5.50%, 2/3/2023	1,645,361	1,663,460
Solera Holdings, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	480,711	486,369
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	3,459,540	3,466,027
VF Holding Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/30/2023	3,738,318	3,758,467

		89,494,286

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

SPECIALTY RETAIL — 2.9%
Men’s Wearhouse, Inc. Senior Secured Term Loan B, 4.50%, 6/18/2021	$1,886,688	$1,872,840
Michaels Stores, Inc. Senior Secured Term Loan B1, 3.75%, 1/27/2023	4,914,474	4,940,594
Petco Animal Supplies, Inc. Senior Secured Term Loan B2, 5.00%, 1/26/2023	6,468,483	6,545,782
PetSmart, Inc. Senior Secured Term Loan B1, 4.25%, 3/11/2022	11,562,776	11,599,430

		24,958,646

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Dell Software Group Senior Secured Term Loan B, 5.50%, 9/23/2022	3,516,908	3,494,048
Dell, Inc. Senior Secured Term Loan B, 4.00%, 9/7/2023	10,948,546	11,026,280
Diebold, Inc. Senior Secured Term Loan, 5.25%, 11/6/2023	1,037,921	1,050,683
Engility Corp. Senior Secured Term Loan B2, 5.75%, 8/12/2023	2,986,425	3,020,023

		18,591,034

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 3.50%, 10/1/2022	1,760,099	1,766,259
McJunkin Red Man Corp. Senior Secured Term Loan, 5.00%, 11/8/2019	1,523,664	1,491,287
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,434,124	1,438,161

		4,695,707

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.09%, 4/13/2020	4,953,925	4,970,966
SBA Senior Finance II LLC Senior Secured Term Loan B1, 3.34%, 3/24/2021	5,949,290	5,971,600
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	2,210,948	2,232,140

		13,174,706

TOTAL SENIOR FLOATING RATE LOANS (Cost $787,209,672)		794,608,372

CORPORATE BONDS & NOTES — 8.7%
AIRLINES — 0.3%
Air Canada 7.75%, 4/15/2021 (b)	2,000,000	2,162,400

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 6.38%, 10/15/2021	500,000	508,437

ENTERTAINMENT — 0.8%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	2,000,000	2,060,000
Scientific Games Corp. 8.13%, 9/15/2018	1,037,000	1,039,592

Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	3,400,000	3,587,000

		6,686,592

FOOD — 0.1%
Dole Food Co., Inc. 7.25%, 5/1/2019 (b)	920,000	933,800

FOOD SERVICE — 0.0% (c)
Aramark Services, Inc. 5.75%, 3/15/2020	229,000	235,870

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (b)	830,000	907,294

HEALTH CARE SERVICES — 1.7%
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021	2,000,000	1,980,000
HCA, Inc. 5.25%, 4/15/2025	4,000,000	4,265,000
Tenet Healthcare Corp.:
4.35%, 6/15/2020	3,000,000	3,015,300
6.75%, 2/1/2020	2,000,000	1,977,500
6.75%, 6/15/2023	2,000,000	1,860,000
8.13%, 4/1/2022	2,000,000	2,000,000

		15,097,800

HOUSEHOLD PRODUCTS — 0.1%
Revlon Consumer Products Corp. 5.75%, 2/15/2021	470,000	479,400

LEISURE TIME — 0.5%
Sabre GLBL, Inc. 5.38%, 4/15/2023 (b)	3,950,000	4,068,500

MEDIA — 0.8%
Altice Financing SA 7.50%, 5/15/2026 (b)	490,000	510,237
Altice US Finance I Corp. 5.50%, 5/15/2026 (b)	610,000	628,300
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/2026 (b)	2,000,000	2,115,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	1,000,000	1,028,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (b)	360,000	388,800
SFR Group SA 6.00%, 5/15/2022 (b)	2,000,000	2,029,400

		6,700,537

MINING — 0.0% (c)
Kaiser Aluminum Corp. 5.88%, 5/15/2024	220,000	229,900

PACKAGING & CONTAINERS — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (b)	1,320,000	1,402,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.13%, 7/15/2021 (b)	2,000,000	2,035,000
5.13%, 7/15/2023 (b)	2,480,000	2,560,600

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.75%, 10/15/2020	$1,000,000	$1,031,300
7.00%, 7/15/2024 (b)	1,550,000	1,646,875

		8,676,275

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/2023 (b)	930,000	968,944

RETAIL — 0.3%
CEC Entertainment, Inc. 8.00%, 2/15/2022	440,000	438,350
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (b)	2,000,000	2,085,000

		2,523,350

SOFTWARE — 1.0%
First Data Corp. 5.00%, 1/15/2024 (b)	4,000,000	4,055,200
Infor US, Inc. 6.50%, 5/15/2022	5,000,000	5,065,000

		9,120,200

TELECOMMUNICATIONS — 1.8%
Altice Luxembourg SA 7.75%, 5/15/2022 (b)	2,000,000	2,130,000
FairPoint Communications, Inc. 8.75%, 8/15/2019 (b)	5,170,000	5,273,400
Frontier Communications Corp. 10.50%, 9/15/2022	2,000,000	2,115,000
T-Mobile USA, Inc.:
6.50%, 1/15/2026	2,000,000	2,207,600
6.63%, 4/1/2023	2,000,000	2,142,600
6.73%, 4/28/2022	2,000,000	2,102,500

		15,971,100

TOTAL CORPORATE BONDS & NOTES (Cost $74,133,846)		75,270,399

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $56,831,969)	56,831,969	56,831,969

TOTAL INVESTMENTS — 106.3% (Cost $918,175,487)		926,710,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(54,660,222)

NET ASSETS — 100.0%		$872,050,518

(a)	The rate shown represents the rate at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.7% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADS American Depositary Shares

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$18,545,147	$—	$18,545,147
Airlines	—	8,009,339	—	8,009,339
Automobiles	—	10,483,395	—	10,483,395
Biotechnology	—	4,001,459	—	4,001,459
Building Products	—	13,801,055	—	13,801,055
Capital Markets	—	1,349,232	—	1,349,232
Chemicals	—	18,789,466	—	18,789,466
Commercial Services & Supplies	—	40,177,167	—	40,177,167
Communications Equipment	—	1,407,146	—	1,407,146
Computers & Peripherals	—	4,194,705	—	4,194,705
Containers & Packaging	—	22,938,018	—	22,938,018
Distributors	—	9,946,490	—	9,946,490
Diversified Consumer Services	—	14,431,618	—	14,431,618

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Financial Services	$—	$12,076,830	$—	$12,076,830
Diversified Telecommunication Services	—	43,456,295	—	43,456,295
Electric Utilities	—	3,516,069	—	3,516,069
Electronic Equipment, Instruments & Components	—	10,050,398	—	10,050,398
Food & Staples Retailing	—	25,386,916	—	25,386,916
Food Products	—	12,134,094	—	12,134,094
Health Care Equipment & Supplies	—	2,979,430	—	2,979,430
Health Care Providers & Services	—	38,490,550	—	38,490,550
Health Care Technology	—	11,034,093	—	11,034,093
Hotels, Restaurants & Leisure	—	62,000,567	—	62,000,567
Household Durables	—	8,948,484	—	8,948,484
Household Products	—	2,478,536	—	2,478,536
Independent Power Producers & Energy Traders	—	1,947,350	—	1,947,350
Insurance	—	25,784,302	—	25,784,302
Internet & Catalog Retail	—	2,591,590	—	2,591,590
Internet Software & Services	—	22,015,962	—	22,015,962
IT Services	—	19,835,584	—	19,835,584
Life Sciences Tools & Services	—	10,079,911	—	10,079,911
Machinery	—	2,223,836	—	2,223,836
Media	—	55,745,511	—	55,745,511
Multiline Retail	—	3,984,170	—	3,984,170
Personal Products	—	3,988,015	—	3,988,015
Pharmaceuticals	—	28,701,054	—	28,701,054
Professional Services	—	15,865,918	—	15,865,918
Real Estate Investment Trusts (REITs)	—	2,002,859	—	2,002,859
Real Estate Management & Development	—	3,545,059	—	3,545,059
Road & Rail	—	8,668,254	—	8,668,254
Semiconductors & Semiconductor Equipment	—	36,088,119	—	36,088,119
Software	—	89,494,286	—	89,494,286
Specialty Retail	—	24,958,646	—	24,958,646
Technology Hardware, Storage & Peripherals	—	18,591,034	—	18,591,034
Trading Companies & Distributors	—	4,695,707	—	4,695,707
Wireless Telecommunication Services	—	13,174,706	—	13,174,706
Corporate Bonds & Notes
Airlines	—	2,162,400	—	2,162,400
Diversified Financial Services	—	508,437	—	508,437
Entertainment	—	6,686,592	—	6,686,592
Food	—	933,800	—	933,800
Food Service	—	235,870	—	235,870
Health Care Products	—	907,294	—	907,294
Health Care Services	—	15,097,800	—	15,097,800
Household Products	—	479,400	—	479,400
Leisure Time	—	4,068,500	—	4,068,500
Media	—	6,700,537	—	6,700,537
Mining	—	229,900	—	229,900
Packaging & Containers	—	8,676,275	—	8,676,275
Real Estate Investment Trusts	—	968,944	—	968,944
Retail	—	2,523,350	—	2,523,350
Software	—	9,120,200	—	9,120,200
Telecommunications	—	15,971,100	—	15,971,100
Short-Term Investment	56,831,969	—	—	56,831,969

TOTAL INVESTMENTS	$56,831,969	$869,878,771	$—	$926,710,740

See accompanying Notes to Schedule of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	68,870,496	$68,870,496	110,659,073	122,697,600	56,831,969	$56,831,969	$101,390	$—

TOTAL		$68,870,496				$56,831,969	$101,390	$—

See accompanying Notes to Schedule of Investments.

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 26.3%
ASSET-BACKED — OTHER — 1.7%
Ford Credit Floorplan Master Owner Trust A Series 2014-1, Class A2, 0.92%, 2/15/2019 (a)	$200,000	$200,154

AUTOMOBILE — 7.5%
BMW Vehicle Lease Trust Series 2015-1, Class A2B, 0.85%, 2/21/2017 (a)	11,422	11,424
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	190,472	190,532
Hyundai Auto Receivables Trust Series 2013-B, Class A4, 1.01%, 2/15/2019	297,474	297,524
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	133,225	133,170
Santander Drive Auto Receivables Trust Series 2014-5, Class A3, 1.15%, 1/15/2019	76,123	76,138
Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.12%, 2/15/2019	200,000	200,159

		908,947

CREDIT CARD — 17.1%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	230,961
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 0.91%, 10/15/2021 (a)	400,000	401,285
Barclays Dryrock Issuance Trust Series 2014-2, Class A, 0.86%, 3/16/2020 (a)	100,000	100,108
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 0.89%, 6/15/2020 (a)	250,000	250,544
Chase Issuance Trust:
Series 2007-A3, Class A3, 5.23%, 4/15/2019	200,000	203,066
Series 2013-A3, Class A3, 0.80%, 4/15/2020 (a)	150,000	150,188
Citibank Credit Card Issuance Trust:
Series 2013-A12, Class A12, 1.02%, 11/7/2018 (a)	200,000	200,038
Series 2013-A2, Class A2, 0.81%, 5/26/2020 (a)	220,000	220,279
Discover Card Execution Note Trust Series 2013-A6, Class A6, ABS, 0.97%, 4/15/2021 (a)	300,000	301,355

		2,057,824

TOTAL ASSET-BACKED SECURITIES (Cost $3,166,981)		3,166,925

CORPORATE BONDS & NOTES — 68.2%
AUTO MANUFACTURERS — 8.3%
BMW US Capital LLC 1.26%, 9/13/2019 (a) (b)	500,000	499,652
Daimler Finance North America LLC 1.14%, 3/2/2017 (a) (b)	250,000	249,958
Toyota Motor Credit Corp. Series 2547, 0.99%, 1/12/2018 (a)	250,000	250,177

		999,787

BANKS — 25.0%
Bank of America NA 1.21%, 5/8/2017 (a)	150,000	150,128
Bank of Nova Scotia 2.55%, 1/12/2017	200,000	200,794
Branch Banking & Trust Co. 1.05%, 12/1/2016	200,000	200,024
Goldman Sachs Group, Inc.:
1.74%, 10/23/2019 (a)	200,000	200,680
Series 1, 1.95%, 4/30/2018 (a)	100,000	100,869
JPMorgan Chase & Co. 1.93%, 6/7/2021 (a)	250,000	252,035
JPMorgan Chase Bank NA 1.45%, 9/23/2019 (a)	250,000	250,165
Morgan Stanley 1.57%, 1/24/2019 (a)	205,000	205,822
Nederlandse Waterschapsbank NV 0.88%, 10/18/2016 (a) (b)	200,000	200,026
Royal Bank of Canada GMTN, 1.38%, 3/15/2019 (a)	250,000	249,940
Toronto-Dominion Bank:
1.29%, 7/2/2019 (a)	250,000	249,255
MTN, 1.54%, 1/22/2019 (a)	100,000	100,694
US Bank NA:
1.02%, 1/26/2018 (a)	100,000	100,051
1.22%, 10/28/2019 (a)	100,000	99,723
MTN, 1.33%, 1/29/2018 (a)	100,000	100,332
Wells Fargo & Co. 3 Month USD LIBOR + 0.63%, 1.35%, 4/23/2018 (a)	100,000	100,223
Wells Fargo Bank NA 1.44%, 1/22/2018 (a)	250,000	251,145

		3,011,906

BEVERAGES — 1.7%
Anheuser-Busch InBev Finance, Inc. 1.16%, 2/1/2019 (a)	200,000	199,716

DIVERSIFIED FINANCIAL SERVICES — 2.9%
American Express Credit Corp. 1.41%, 3/18/2019 (a)	350,000	350,406

IT SERVICES — 3.0%
Apple, Inc. 0.86%, 5/5/2017 (a)	150,000	150,061
International Business Machines Corp. 0.98%, 2/6/2018 (a)	205,000	205,076

		355,137

See accompanying Notes to Schedule of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MACHINERY, CONSTRUCTION & MINING — 1.7%
Caterpillar Financial Services Corp. GMTN, 3 Month USD LIBOR + 0.17%, 1.00%, 6/9/2017 (a)	$200,000	$200,034

MACHINERY-DIVERSIFIED — 3.3%
John Deere Capital Corp.:
1.23%, 1/8/2019 (a)	200,000	200,840
MTN, 1.07%, 12/15/2017 (a)	200,000	200,068

		400,908

OIL & GAS — 11.6%
BP Capital Markets PLC:
1.24%, 2/13/2018 (a)	250,000	250,323
1.32%, 5/10/2018 (a)	250,000	250,832
Chevron Corp. 1.15%, 11/9/2017 (a)	250,000	250,185
ConocoPhillips Co. 1.15%, 5/15/2018 (a)	100,000	99,622
Shell International Finance B.V. 1.20%, 9/12/2019 (a)	300,000	299,952
Statoil ASA 0.99%, 11/9/2017 (a)	250,000	249,905

		1,400,819

PHARMACEUTICALS — 2.1%
Pfizer, Inc. 1.15%, 6/15/2018 (a)	250,000	250,722

RETAIL — 3.3%
Home Depot, Inc. 1.22%, 9/15/2017 (a)	150,000	150,386
Lowe’s Cos., Inc. 1.27%, 9/10/2019 (a)	250,000	250,597

		400,983

SEMICONDUCTORS — 1.2%
QUALCOMM, Inc. 1.08%, 5/18/2018 (a)	150,000	150,056

SOFTWARE — 2.1%
Oracle Corp. 1.17%, 10/8/2019 (a)	250,000	251,187

TELECOMMUNICATIONS — 1.2%
Cisco Systems, Inc. 1.16%, 6/15/2018 (a)	150,000	150,122

TRANSPORTATION — 0.8%
Canadian National Railway Co. 3 Month USD LIBOR + 0.17%, 0.99%, 11/14/2017 (a)	100,000	100,107

TOTAL CORPORATE BONDS & NOTES (Cost $8,208,095)		8,221,890

U.S. TREASURY OBLIGATIONS — 17.8%
Treasury Bills:
0.36%, 10/6/2016	500,000	499,995
0.59%, 9/14/2017	500,000	497,210
Treasury Notes:
0.63%, 5/31/2017	550,000	550,107
0.63%, 9/30/2017	150,000	149,930
0.63%, 6/30/2018	300,000	299,362
0.88%, 3/31/2018	150,000	150,311

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,146,215)		2,146,915

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 6.2%
CERTIFICATES OF DEPOSIT — 2.9%
Nordea Bank Finland PLC 1.10%	350,000	350,028

MONEY MARKET FUND — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $405,557)	405,557	405,557

TOTAL SHORT-TERM INVESTMENTS (Cost $755,585)		755,585

TOTAL INVESTMENTS — 118.5% (Cost $14,276,876)		14,291,315
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.5)%		(2,235,729)

NET ASSETS — 100.0%		$12,055,586

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.9% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

See accompanying Notes to Schedule of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Asset-Backed - Other	$—	$200,154	$—	$200,154
Automobile	—	908,947	—	908,947
Credit Card	—	2,057,824	—	2,057,824
Corporate Bonds & Notes
Auto Manufacturers	—	999,787	—	999,787
Banks	—	3,011,906	—	3,011,906
Beverages	—	199,716	—	199,716
Diversified Financial Services	—	350,406	—	350,406
IT Services	—	355,137	—	355,137
Machinery, Construction & Mining	—	200,034	—	200,034
Machinery-Diversified	—	400,908	—	400,908
Oil & Gas	—	1,400,819	—	1,400,819
Pharmaceuticals	—	250,722	—	250,722
Retail	—	400,983	—	400,983
Semiconductors	—	150,056	—	150,056
Software	—	251,187	—	251,187
Telecommunications	—	150,122	—	150,122
Transportation	—	100,107	—	100,107
U.S. Treasury Obligations	—	2,146,915	—	2,146,915
Short-Term Investments	405,557	350,028	—	755,585

TOTAL INVESTMENTS	$405,557	$13,885,758	$—	$14,291,315

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	483,761	$483,761	961,280	1,039,484	405,557	$405,557	$302	$—

TOTAL		$483,761				$405,557	$302	$—

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.1%
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (b)	$9,554,587	$9,533,926
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	485,427	487,915
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,525,499
Octagon Investment Partners, Ltd.:
Series 2012-1AR, Class AR, 3 Month USD LIBOR + 1.27%, 1.57%, 5/5/2023 (a) (c)	1,755,434	1,753,501
Series 2016-1A, Class B, 3 Month USD LIBOR + 2.15%, 2.81%, 7/15/2027 (a) (c)	2,500,000	2,505,030
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,244,471
TCI-Flatiron CLO, Ltd. Series 2016-1A, Class B, 3 Month USD LIBOR + 2.20%, 2.86%, 7/17/2028 (a) (c)	2,500,000	2,509,728
US Residential Opportunity Fund III Trust Series 2016-1III, Class A, 3.48%, 7/27/2036 (a) (b)	11,805,004	11,828,065
Venture CLO, Ltd. Series 2015-20A, Class A, 3 Month USD LIBOR + 1.49%, 2.17%, 4/15/2027 (a) (c)	2,500,000	2,491,478
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,526,885
Wind River CLO, Ltd. Series 2016-1A, Class B, 3 Month USD LIBOR + 2.35%, 3.08%, 7/15/2028 (a) (c)	2,500,000	2,510,075

TOTAL ASSET-BACKED SECURITIES (Cost $63,468,840)		63,916,573

CORPORATE BONDS & NOTES — 13.9%
AUSTRALIA — 0.1%
Westpac Banking Corp.:
2.00%, 8/19/2021	320,000	319,502
2.60%, 11/23/2020	2,630,000	2,698,408

		3,017,910

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,120,000	3,217,230

BERMUDA — 0.0% (d)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	488,250

BRAZIL — 0.3%
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024	700,000	598,500
Cosan Overseas, Ltd. 8.25%, 11/29/2049	4,564,000	4,518,360
Eldorado Intl. Finance GmbH 8.63%, 6/16/2021 (a)	500,000	400,000
Globo Comunicacao e Participacoes SA 5.31%, 5/11/2022 (b)	700,000	708,750
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	974,000	1,002,003
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,500,000	1,536,750
Minerva Luxembourg SA 5 Year Treasury Note + 7.05%, 8.75%, 12/29/2049 (c)	650,000	654,875

		9,419,238

CANADA — 0.3%
Bank of Montreal MTN, 1.90%, 8/27/2021	1,730,000	1,721,669
Fortis, Inc. 2.10%, 10/4/2021 (a)	520,000	518,096
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	1,060,000	1,115,650
Open Text Corp. 5.88%, 6/1/2026 (a)	672,000	704,760
Royal Bank of Canada MTN, 2.35%, 10/30/2020	2,750,000	2,813,224
Toronto-Dominion Bank MTN, 2.13%, 4/7/2021	2,725,000	2,754,554

		9,627,953

CAYMAN ISLANDS — 0.0% (d)
Interoceanica IV Finance, Ltd. Zero Coupon, 11/30/2018	566,478	549,484

CHILE — 0.7%
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,605,000
5.00%, 1/21/2021	260,000	279,539
Colbun SA 6.00%, 1/21/2020	1,800,000	2,010,751
Corp. Group Banking SA 6.75%, 3/15/2023	2,750,000	2,653,750
Empresa Electrica Angamos SA 4.88%, 5/25/2029	4,000,000	3,929,332
GNL Quintero SA 4.63%, 7/31/2029	1,000,000	1,050,000
Guanay Finance, Ltd. 6.00%, 12/15/2020	4,135,014	4,222,883
Inversiones CMPC SA 4.50%, 4/25/2022	1,580,000	1,667,668
Itau CorpBanca 3.88%, 9/22/2019	1,300,000	1,356,875
Latam Airlines Group SA 7.25%, 6/9/2020	700,000	716,450

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tanner Servicios Financieros SA 4.38%, 3/13/2018	$1,100,000	$1,108,250
Transelec SA 3.88%, 1/12/2029 (a)	300,000	308,250
VTR Finance B.V. 6.88%, 1/15/2024	500,000	522,250

		21,430,998

CHINA — 0.4%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021	500,000	540,168
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	4,000,000	4,074,625
CNPC General Capital, Ltd. 2.75%, 5/14/2019	900,000	920,215
Sinopec Group Overseas Development 2015, Ltd.:
2.50%, 4/28/2020	500,000	508,792
2.50%, 4/28/2020 (a)	500,000	508,792
Sinopec Group Overseas Development 2016, Ltd. 2.75%, 5/3/2021	2,000,000	2,053,122
Tencent Holdings, Ltd.:
2.88%, 2/11/2020	2,200,000	2,258,707
3.38%, 5/2/2019	800,000	828,725

		11,693,146

COLOMBIA — 0.8%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	1,500,000	1,432,500
Banco de Bogota SA 6.25%, 5/12/2026 (a)	200,000	212,680
Banco GNB Sudameris SA:
3.88%, 5/2/2018	4,300,000	4,293,120
7.50%, 7/30/2022	400,000	428,500
Bancolombia SA 6.13%, 7/26/2020	3,000,000	3,232,500
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	3,200,000	3,304,000
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	900,000	1,020,375
Grupo Aval, Ltd. 4.75%, 9/26/2022	3,000,000	2,968,500
GrupoSura Finance SA 5.70%, 5/18/2021	2,000,000	2,175,000
Pacific Exploration and Production Corp. 7.25%, 12/12/2021	400,000	74,500
SUAM Finance B.V. 4.88%, 4/17/2024	2,500,000	2,651,250
Transportadora de Gas Internacional SA ESP:
5.70%, 3/20/2022	2,700,000	2,806,650
5.70%, 3/20/2022 (a)	200,000	207,900

		24,807,475

COSTA RICA — 0.2%
Banco Nacional de Costa Rica:
4.88%, 11/1/2018	950,000	976,600
5.88%, 4/25/2021	1,290,000	1,344,825
5.88%, 4/25/2021 (a)	3,000,000	3,127,500

		5,448,925

DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	400,000	419,500
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,343,000
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	1,200,000	1,236,000
7.00%, 2/1/2023	2,900,000	2,987,000

		6,985,500

GUATEMALA — 0.2%
Agromercantil Senior Trust 6.25%, 4/10/2019	1,714,000	1,782,560
Cementos Progreso Trust 7.13%, 11/6/2023	1,100,000	1,174,250
Central American Bottling Corp. 6.75%, 2/9/2022	500,000	522,500
Comcel Trust via Comunicaciones Celulares SA 6.88%, 2/6/2024	1,000,000	1,028,200
Industrial Senior Trust 5.50%, 11/1/2022	1,900,000	1,881,000

		6,388,510

HONG KONG — 0.1%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,500,000	1,590,869
Hutchison Whampoa International 12, Ltd. 5 Year Treasury Note + 5.18%, 6.00%, 5/29/2049 (c)	2,000,000	2,040,000

		3,630,869

INDIA — 0.6%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	5,000,000	5,062,980
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,199,550
Bharti Airtel, Ltd. 4.38%, 6/10/2025	1,600,000	1,656,994
Export-Import Bank of India 3.13%, 7/20/2021	2,000,000	2,061,892
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	1,500,000	1,694,404
ONGC Videsh, Ltd.:
3.25%, 7/15/2019	3,500,000	3,591,000
3.25%, 7/15/2019	500,000	513,000
Reliance Holding USA, Inc.:
4.50%, 10/19/2020	250,000	270,199
5.40%, 2/14/2022	750,000	844,961

		16,894,980

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ISRAEL — 0.3%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (a)	$3,000,000	$3,165,000
Israel Electric Corp., Ltd. 5.63%, 6/21/2018	5,500,000	5,810,750

		8,975,750

JAMAICA — 0.1%
Digicel Group, Ltd.:
7.13%, 4/1/2022	3,300,000	2,540,010
8.25%, 9/30/2020	1,000,000	868,750

		3,408,760

MALAYSIA — 0.3%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,900,000	1,992,756
Malayan Banking Bhd,
5 Year Treasury Note + 2.60%, 3.25%, 9/20/2022 (c)	2,450,000	2,474,652
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	4,200,000	4,293,051

		8,760,459

MEXICO — 1.0%
Banco Mercantil del Norte SA 3 Month USD LIBOR +
2.71%, 6.86%, 10/13/2021 (c)	650,000	646,750
Banco Nacional de Comercio Exterior SNC:
5 Year Treasury Note + 3.00%, 3.80%, 8/11/2026 (c)	2,000,000	1,941,900
4.38%, 10/14/2025	500,000	517,500
Banco Santander Mexico SA 5 Year Treasury Note + 4.58%, 5.95%, 1/30/2024 (c)	4,250,000	4,455,912
BBVA Bancomer SA:
5 Year Treasury Note + 3.00%, 5.35%, 11/12/2029 (c)	980,000	987,350
6.01%, 5/17/2022 (c)	2,350,000	2,355,334
6.50%, 3/10/2021	2,496,000	2,723,760
Credito Real SAB de CV SOFOM ER 7.25%, 7/20/2023 (a)	2,800,000	2,810,500
Fermaca Enterprises S de RL de CV 6.38%, 3/30/2038	966,910	991,083
Grupo Elektra SAB de CV 7.25%, 8/6/2018	900,000	897,840
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	2,000,000
Nemak SAB de CV 5.50%, 2/28/2023	2,000,000	2,038,000
Petroleos Mexicanos:
3.50%, 7/18/2018	4,000,000	4,062,745
5.50%, 2/4/2019	400,000	421,800
6.63%, 9/29/2049	600,000	588,000
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021	600,000	588,000
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	500,250
7.63%, 9/18/2020	600,000	438,000

		28,964,724

NETHERLANDS — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022	150,000	81,000
Mylan NV 3.15%, 6/15/2021 (a)	1,700,000	1,731,270
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	250,000	263,125
4.13%, 6/1/2021 (a)	1,075,000	1,151,647
Shell International Finance B.V. 1.38%, 5/10/2019	3,075,000	3,063,130

		6,290,172

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	1,335,000	1,378,388

PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA:
5.63%, 5/18/2036 (a)	1,000,000	1,055,000
5.75%, 10/9/2023	2,600,000	2,808,000
ENA Norte Trust 4.95%, 4/25/2028	3,055,293	3,177,505
Global Bank Corp.:
4.75%, 10/5/2017	1,000,000	1,026,550
5.13%, 10/30/2019 (a)	200,000	210,000
5.13%, 10/30/2019	4,300,000	4,515,000

		12,792,055

PARAGUAY — 0.1%
Banco Continental SAECA 8.88%, 10/15/2017	600,000	600,750
Banco Regional SAECA 8.13%, 1/24/2019	550,000	591,250
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022	1,500,000	1,552,500

		2,744,500

PERU — 0.2%
Abengoa Transmision Sur SA:
6.88%, 4/30/2043	1,000,000	1,070,000
6.88%, 4/30/2043 (a)	1,000,000	1,070,000
Banco Internacional del Peru SAA 3 Month USD LIBOR +
6.74%, 8.50%, 4/23/2070 (c)	500,000	553,750
Inkia Energy, Ltd.:
8.38%, 4/4/2021 (a)	200,000	207,300
8.38%, 4/4/2021	500,000	518,250
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025	1,600,000	1,316,816
Union Andina de Cementos SAA 5.88%, 10/30/2021	1,000,000	1,049,900

		5,786,016

QATAR — 0.0% (d)
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020	384,480	410,459

SINGAPORE — 0.5%
DBS Bank, Ltd. USD 5 Year Swap Rate + 2.23%, 3.63%, 9/21/2022 (c)	4,000,000	4,066,400

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Oversea-Chinese Banking Corp., Ltd. 3 Month USD LIBOR + 2.20%, 4.00%, 10/15/2024 (c)	$4,500,000	$4,699,485
United Overseas Bank, Ltd.:
USD 5 Year Swap Rate + 2.00%, 3.50%, 9/16/2026 (c)	3,500,000	3,604,254
USD 5 Year Swap Rate + 2.23%, 3.75%, 9/19/2024 (c)	1,500,000	1,554,870

		13,925,009

TRINIDAD AND TOBAGO — 0.2%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,900,000	4,173,000

UNITED STATES — 6.5%
21st Century Fox America, Inc. 3.00%, 9/15/2022	2,713,000	2,819,126
AbbVie, Inc. 3.20%, 11/6/2022	2,300,000	2,391,665
Actavis Funding SCS:
3.80%, 3/15/2025	500,000	527,909
3.85%, 6/15/2024	2,375,000	2,519,244
Activision Blizzard, Inc. 5.63%, 9/15/2021 (a)	1,498,000	1,557,920
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	810,000	828,225
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,892,419
3.80%, 12/5/2024	1,030,000	1,142,412
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,585,000	1,679,109
American Express Credit Corp. MTN, 1.80%, 7/31/2018	3,335,000	3,353,363
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,109,898
Apache Corp. 4.75%, 4/15/2043	670,000	686,941
Apple, Inc. 4.38%, 5/13/2045	2,280,000	2,523,310
AT&T, Inc.:
3.40%, 5/15/2025	1,990,000	2,040,099
4.13%, 2/17/2026	1,020,000	1,102,826
Bank of America Corp. 2.00%, 1/11/2018	2,978,000	2,991,493
BB&T Corp.:
2.05%, 5/10/2021	2,045,000	2,061,471
MTN, 2.45%, 1/15/2020	930,000	954,500
Berry Plastics Corp. 5.50%, 5/15/2022	1,625,000	1,685,937
Boston Properties L.P. 3.65%, 2/1/2026	2,775,000	2,922,768
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	2,976,000	3,203,412
Calpine Corp. 5.75%, 1/15/2025	550,000	539,000
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	3,000,670
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	325,000	338,423
5.25%, 9/30/2022	1,520,000	1,588,400
Centene Corp.:
4.75%, 5/15/2022	325,000	334,750
5.63%, 2/15/2021	1,000,000	1,061,600

Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,520,000	1,563,776
Chevron Corp.:
1.56%, 5/16/2019	905,000	906,960
1.79%, 11/16/2018	496,000	500,456
Cisco Systems, Inc. 2.50%, 9/20/2026	2,570,000	2,599,568
Citigroup, Inc. 3.40%, 5/1/2026	3,085,000	3,182,667
Comcast Corp. 4.40%, 8/15/2035	2,628,000	2,968,390
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,250,000	1,293,750
CSC Holdings LLC:
5.50%, 4/15/2027 (a)	265,000	270,963
6.75%, 11/15/2021	372,000	392,460
Dollar Tree, Inc. 5.75%, 3/1/2023	1,559,000	1,677,952
Duke Energy Corp. 2.65%, 9/1/2026	3,195,000	3,149,046
Eli Lilly & Co. 3.70%, 3/1/2045	2,715,000	2,905,572
Energy Transfer Equity L.P. 5.50%, 6/1/2027	360,000	358,200
Energy Transfer Partners L.P. 4.75%, 1/15/2026	1,975,000	2,039,913
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,245,000	2,331,577
Equinix, Inc. 5.38%, 4/1/2023	1,565,000	1,643,250
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,685,000	1,676,575
First Data Corp. 5.75%, 1/15/2024 (a)	1,350,000	1,383,750
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	970,000	988,899
4.20%, 3/1/2021	1,795,000	1,884,032
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,833,000	3,017,723
Goldman Sachs Group, Inc. 2.35%, 11/15/2021	3,300,000	3,294,630
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,370,000	1,428,225
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,550,000	1,517,140
HCA, Inc. 4.25%, 10/15/2019	1,585,000	1,650,381
HD Supply, Inc. 7.50%, 7/15/2020	970,000	1,007,588
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (a)	2,920,000	3,063,273
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	700,000	710,920
Home Depot, Inc.:
3.00%, 4/1/2026	2,237,000	2,365,522
3.35%, 9/15/2025	836,000	908,558
International Paper Co. 3.00%, 2/15/2027	735,000	732,648
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,100,000	3,138,330
Kindred Healthcare, Inc. 8.00%, 1/15/2020	1,440,000	1,461,600
Kraft Heinz Foods Co. 2.80%, 7/2/2020	2,990,000	3,098,559

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Laboratory Corp. of America Holdings 3.60%, 2/1/2025	$2,871,000	$3,002,876
Lam Research Corp.:
2.80%, 6/15/2021	112,000	114,970
3.45%, 6/15/2023	337,000	343,481
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,601,000	1,673,045
Levi Strauss & Co. 5.00%, 5/1/2025	1,020,000	1,060,800
LifePoint Health, Inc. 5.38%, 5/1/2024 (a)	1,015,000	1,016,903
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	170,000	183,226
Morgan Stanley:
2.50%, 4/21/2021	1,385,000	1,399,098
2.65%, 1/27/2020	1,750,000	1,788,435
MPLX L.P. 5.50%, 2/15/2023	1,305,000	1,348,192
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,984,906
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	1,660,000	1,672,450
Novelis Corp. 5.88%, 9/30/2026 (a)	1,350,000	1,378,755
NRG Energy, Inc. 6.25%, 7/15/2022	625,000	634,375
Oracle Corp.:
1.90%, 9/15/2021	1,530,000	1,533,263
2.25%, 10/8/2019	1,265,000	1,296,818
2.38%, 1/15/2019	220,000	225,132
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	1,570,000	1,628,875
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	715,000	737,380
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,040,000	1,131,000
Prudential Financial, Inc. MTN, 3.50%, 5/15/2024	2,750,000	2,879,911
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)	1,605,000	1,654,153
Revlon Consumer Products Corp. 5.75%, 2/15/2021	715,000	729,300
Reynolds American, Inc. 4.00%, 6/12/2022	2,730,000	2,962,218
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,520,000	1,550,400
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,634,000	1,707,530
SBA Communications Corp. 5.63%, 10/1/2019	1,520,000	1,562,712
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,615,000	1,703,825
Select Medical Corp. 6.38%, 6/1/2021	1,685,000	1,658,672
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	4,285,000	4,293,141

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	720,000	727,200
Simon Property Group L.P. 5.65%, 2/1/2020	2,590,000	2,902,411
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	1,475,000	1,504,500
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	1,090,000	1,125,425
Southern Co.:
1.85%, 7/1/2019	565,000	568,831
2.45%, 9/1/2018	2,505,000	2,554,106
Spectrum Brands, Inc. 6.63%, 11/15/2022	862,000	930,960
Station Casinos LLC 7.50%, 3/1/2021	1,265,000	1,337,737
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.38%, 2/1/2027 (a) (e)	1,125,000	1,132,031
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	2,945,000	3,078,790
TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (a)	2,275,000	2,398,369
Time Warner, Inc. 4.88%, 3/15/2020	1,680,000	1,852,701
TransDigm, Inc. 6.00%, 7/15/2022	1,650,000	1,744,875
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	375,000	403,613
Tribune Media Co. 5.88%, 7/15/2022	695,000	701,950
Tyson Foods, Inc. 3.95%, 8/15/2024	2,765,000	2,980,534
Universal Health Services, Inc. 4.75%, 8/1/2022 (a)	1,175,000	1,213,187
Verizon Communications, Inc. 3.50%, 11/1/2024	2,925,000	3,111,164
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	1,220,000	1,241,350
Waste Management, Inc. 3.13%, 3/1/2025	2,347,000	2,464,176
Wells Fargo & Co.:
3.00%, 4/22/2026	1,410,000	1,424,398
MTN, 3.55%, 9/29/2025	1,450,000	1,523,335
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	1,025,000	1,035,250

		192,782,478

TOTAL CORPORATE BONDS & NOTES (Cost $405,003,368)		413,992,238

FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
COSTA RICA — 0.3%
Banco de Costa Rica 5.25%, 8/12/2018	4,200,000	4,305,000
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,522,313
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	1,200,000	1,272,000

		9,099,313

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

DOMINICAN REPUBLIC — 0.0% (d)
Dominican Republic International Bond Series REGS, 9.04%, 1/23/2018	$1,409,940	$1,476,912

HUNGARY — 0.1%
Hungary Government International Bond 4.00%, 3/25/2019	3,000,000	3,146,250

INDIA — 0.1%
Export-Import Bank of India Series EMTN, 2.75%, 4/1/2020	2,125,000	2,160,143

PANAMA — 0.3%
Banco Latinoamericano de Comercio Exterior SA:
3.25%, 5/7/2020	3,000,000	3,067,500
3.25%, 5/7/2020 (a)	1,500,000	1,533,750
Panama Government International Bond 5.20%, 1/30/2020	3,200,000	3,545,350

		8,146,600

PERU — 0.0% (d)
Fondo MIVIVIENDA SA 3.38%, 4/2/2019	200,000	206,400

POLAND — 0.1%
Poland Government International Bond 5.13%, 4/21/2021	3,000,000	3,390,000

QATAR — 0.2%
Qatar Government International Bond 2.38%, 6/2/2021	5,700,000	5,743,058

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,218,716)		33,368,676

SENIOR FLOATING RATE LOANS — 4.2%
AEROSPACE & DEFENSE — 0.1%
BE Aerospace, Inc. Senior Secured Term Loan B, 3.85%, 12/16/2021	1,304,357	1,321,275
TransDigm, Inc.:
Senior Secured Delayed Draw Term Loan F, 3.75%, 6/9/2023	303,345	303,842
Senior Secured Term Loan F, 3.75%, 6/9/2023	337,050	337,603

		1,962,720

AIRLINES — 0.0% (d)
Air Canada 2016 Senior Secured Term Loan B, 2.75%, 9/21/2023	760,000	762,660

AUTO COMPONENTS — 0.0% (d)
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	329,919	319,726

BUILDING PRODUCTS — 0.0% (d)
Jeld-Wen, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,294,782	1,304,765

CAPITAL MARKETS — 0.0% (d)
Guggenheim Partners LLC Senior Secured Term Loan, 4.25%, 7/22/2020	1,075,410	1,083,341

CHEMICALS — 0.2%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	1,197,000	1,201,489
Huntsman International, LLC Senior Secured Term Loan B, 4.25%, 4/1/2023	1,303,787	1,314,588
Klockner-Pentaplast of America, Inc. Senior Secured Term Loan, 5.00%, 4/28/2020	827,195	837,018
PolyOne Corporation Senior Secured Term Loan B, 3.50%, 11/11/2022	1,291,229	1,305,756
PQ Corporation Senior Secured Term Loan, 5.75%, 11/4/2022	1,326,675	1,338,840

		5,997,691

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Asurion LLC:
Senior Secured Term Loan B1, 5.00%, 5/24/2019	666,591	669,787
Senior Secured Term Loan B4, 5.00%, 8/4/2022	749,980	754,855
Dealer Tire, LLC Senior Secured Term Loan B, 5.50%, 12/22/2021	1,193,157	1,205,089
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.38%, 3/9/2023	1,261,872	1,280,409
USAGM HoldCo LLC Senior Secured Term Loan, 4.75%, 7/28/2022	1,215,813	1,212,773

		5,122,913

CONSTRUCTION & ENGINEERING — 0.0% (d)
Summit Materials Cos., I LLC Senior Secured Term Loan B, 4.00%, 7/17/2022	1,302,539	1,309,540

CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2021	1,268,564	1,276,093
Berry Plastics Holding Corporation Senior Secured Term Loan H, 3.75%, 10/1/2022	1,320,678	1,326,641
KP Germany Erste GmbH Senior Secured 1st Lien Term Loan, 5.00%, 4/28/2020	353,502	357,700
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	1,757,862	1,765,825

		4,726,259

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	$1,349,580	$1,354,648

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,343,826	1,348,026
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 5.00%, 8/18/2023	1,300,000	1,313,409

		2,661,435

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	1,340,000	1,349,333
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.65%, 6/30/2023	1,345,000	1,352,794

		2,702,127

ELECTRIC UTILITIES — 0.0% (d)
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 5.25%, 6/28/2023	1,233,103	1,247,900

FOOD & STAPLES RETAILING — 0.0% (d)
Albertsons LLC Senior Secured Term Loan B4, 4.50%, 8/25/2021	1,363,294	1,375,455

FOOD PRODUCTS — 0.3%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.50%, 6/2/2023	1,282,062	1,294,401
B&G Foods, Inc. Senior Secured Term Loan B, 3.84%, 11/2/2022	1,342,015	1,352,919
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.50%, 6/15/2023	1,372,560	1,384,282
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/3/2020	1,206,729	1,155,443
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	1,308,865	1,319,912
Maple Holdings Acquisition Corp. Senior Secured Term Loan B, 5.25%, 3/3/2023	573,563	581,928
Pinnacle Foods Finance LLC Senior Secured Term Loan I, 3.28%, 1/13/2023	1,326,246	1,339,011

		8,427,896

HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
National Vision, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 3/12/2021	1,288,038	1,276,768

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 3.75%, 2/16/2023	1,266,185	1,276,871
American Renal Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 9/20/2019	1,203,870	1,205,381
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	1,257,792	1,271,351
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	1,381,561	1,389,705
HCA, Inc. Senior Secured Term Loan B7, 3.59%, 2/15/2024	500,000	505,453
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	1,215,101	1,231,997
Surgery Center Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 11/3/2020	1,329,726	1,332,219
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	1,401,535	1,348,977
Vizient, Inc. Senior Secured 1st Lien Term Loan, 6.25%, 2/13/2023	1,170,535	1,185,173

		10,747,127

HOTELS, RESTAURANTS & LEISURE — 0.4%
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.52%, 9/15/2023	1,350,000	1,362,150
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	1,297,734	1,308,680
Eldorado Resorts LLC Senior Secured Term Loan B, 4.25%, 7/23/2022	1,367,424	1,374,261
Four Seasons Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.59%, 6/27/2020	1,271,303	1,280,310
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.25%, 6/10/2022	1,381,205	1,384,533
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 4.00%, 4/25/2023	1,332,779	1,346,526
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	1,391,444	1,395,889
Yum! Brands, Inc. Senior Secured 1st Lien Term Loan B, 3.28%, 6/16/2023	1,266,825	1,279,101

		10,731,450

HOUSEHOLD DURABLES — 0.1%
Camelot UK Holdco, Ltd. Senior Secured Term Loan B, 3.75%, 10/3/2023	765,000	767,104

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	$1,335,000	$1,342,095

		2,109,199

HOUSEHOLD PRODUCTS — 0.1%
KIK Custom Products, Inc. Senior Secured Term Loan B, 6.00%, 8/26/2022	1,303,990	1,307,250
Samsonite International SA Senior Secured Term Loan B, 4.00%, 5/12/2023	1,306,000	1,320,693

		2,627,943

INSURANCE — 0.0% (d)
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.75%, 10/1/2021	1,020,160	939,822

INTERNET & CATALOG RETAIL — 0.1%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.00%, 8/19/2023	1,380,000	1,389,488

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Match Group Inc. Senior Secured Term Loan B1, 5.50%, 11/16/2022	1,266,250	1,275,354

IT SERVICES — 0.1%
First Data Corp. Senior Secured Extended Term Loan, 4.53%, 3/24/2021	1,375,604	1,387,352
Global Payments, Inc. Senior Secured Term Loan B, 4.02%, 4/22/2023	1,239,893	1,254,461

		2,641,813

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	1,378,147	1,384,796

MACHINERY — 0.1%
Filtration Group Corp. Senior Secured 1st Lien Term Loan, 4.25%, 11/21/2020	1,309,485	1,317,179
Manitowoc Foodservice, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	1,279,616	1,298,541

		2,615,720

MEDIA — 0.4%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,303,699	1,313,744
Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 4.75%, 6/17/2020	1,302,312	1,308,218
Live Nation Entertainment, Inc. Senior Secured Term Loan B1, 3.59%, 8/16/2020	1,378,670	1,386,211

McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	969,570	977,327
Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	1,297,088	1,302,626
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.25%, 9/21/2023	1,035,818	1,042,074
Tribune Media Co. Senior Secured Term Loan, 3.75%, 12/27/2020	1,376,167	1,389,282
Univision Communications, Inc. Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,307,297	1,311,115
Yankee Cable Acquisition LLC Senior Secured Term Loan B, 4.25%, 3/1/2020	622,431	623,859

		10,654,456

MULTILINE RETAIL — 0.0% (d)
Dollar Tree, Inc. Senior Secured Term Loan B3, 3.06%, 7/6/2022	433,909	437,639

OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Energy Transfer Equity, L.P. Senior Secured Term Loan, 3.29%, 12/2/2019	1,307,000	1,300,328

PERSONAL PRODUCTS — 0.1%
Galleria Co. Senior Secured Term Loan B, 3.75%, 1/26/2023	1,305,000	1,312,941
NBTY, Inc. Senior Secured Term Loan B, 5.00%, 5/5/2023	1,377,610	1,385,965
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.25%, 9/7/2023	1,370,000	1,374,432

		4,073,338

PHARMACEUTICALS — 0.1%
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.75%, 9/26/2022	1,380,734	1,379,388

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P. Senior Secured Term Loan B, 4.00%, 4/10/2019	1,375,350	1,387,605

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 5.75%, 12/1/2022	1,260,840	1,275,819

ROAD & RAIL — 0.1%
Hertz Corp. Senior Secured Term Loan B, 3.50%, 6/30/2023	1,301,738	1,315,028
PODS LLC Senior Secured 1st Lien Term Loan, 4.50%, 2/2/2022	1,197,630	1,205,613

		2,520,641

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.52%, 2/1/2023	1,278,338	1,294,937

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	$1,208,000	$1,221,306
NXP B.V. Senior Secured Term Loan F, 3.41%, 12/7/2020	1,261,779	1,268,959
ON Semiconductor Corp. Senior Secured Incremental Term Loan, 3.78%, 3/31/2023	1,180,000	1,180,000

		4,965,202

SOFTWARE — 0.2%
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B, 5.25%, 6/7/2023	841,890	842,643
Cision US Inc. Senior Secured Term Loan B, 7.00%, 6/16/2023	718,200	687,005
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.50%, 10/11/2021	280,000	274,488
RP Crown Parent LLC Senior Secured Term Loan B, 3.50%, 10/12/2023	440,000	441,100
SolarWinds Holdings, Inc. Senior Secured Term Loan, 5.50%, 2/3/2023	1,308,720	1,323,116
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	1,294,615	1,297,043
VF Holding Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/30/2023	1,274,000	1,280,867

		6,146,262

SPECIALTY RETAIL — 0.2%
Jo-Ann Stores LLC Senior Secured Term Loan, 4.50%, 9/27/2023	955,000	940,675
Leslies Poolmart, Inc. Senior Secured Term Loan, 5.25%, 8/16/2023	1,365,000	1,376,091
Michaels Stores, Inc. Senior Secured 2016 Term Loan B1, 3.75%, 1/27/2023	1,307,051	1,313,997
Outerwall, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 9/27/2023	810,000	817,087
Party City Holdings, Inc. Senior Secured Term Loan B, 3.25%, 8/19/2022	1,338,988	1,345,563

		5,793,413

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Dell Software Group Senior Secured Term Loan B, 5.50%, 9/23/2022	1,100,000	1,092,850
Dell, Inc. Senior Secured 2016 Term Loan B, 4.00%, 9/7/2023	1,382,000	1,391,812

		2,484,662

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 3.50%, 10/1/2022	1,260,194	1,264,605

Solenis International LP Senior Secured 1st Lien Term Loan, 4.25%, 7/31/2021	493,229	493,268
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,369,013	1,372,867

		3,130,740

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	1,335,997	1,348,802

TOTAL SENIOR FLOATING RATE LOANS (Cost $124,154,446)		124,996,851

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.7%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (c)	3,906,271	4,003,319
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	2,487,000	2,496,582
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (b)	7,271,379	7,167,298
ALM, Ltd. Series 2012-7A, Class A1, 3 Month USD LIBOR + 1.42%, 2.11%, 10/19/2024 (a) (c)	2,500,000	2,505,185
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	12,019,409	10,262,622
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	5,840,278	5,020,091
Series 2007-11T1, Class A21, 6.00%, 5/25/2037	2,387,555	1,896,373
Series 2007-14T2, Class A1, CMO, 6.00%, 7/25/2037	27,108,774	18,489,872
Apidos CLO Series 2013-16A, Class B, ABS, 3 Month USD LIBOR + 2.80%, 3.49%, 1/19/2025 (a) (c)	1,250,000	1,244,349
Atrium Series 5A, Class A4, 3 Month USD LIBOR + 0.39%, 1.20%, 7/20/2020 (a) (c)	1,000,000	974,130
AVANT Loans Funding Trust Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	1,138,937	1,143,473
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.50%, 4/14/2033 (a) (c)	30,000,000	911,388
BAMLL Re-REMIC Trust Series 2011-07C1, Class A3B, 5.38%, 12/15/2016 (a)	550,000	549,541
Banc of America Alternative Loan Trust:
Series 2005-7, Class 2CB1, 6.00%, 8/25/2035	12,890,550	12,614,694
Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	7,508,012	7,341,619

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AM, 5.39%, 10/10/2045	$500,000	$500,052
Series 2015-UBS7, Class C, 4.51%, 9/15/2048 (c)	945,000	977,083
Banc of America Funding Trust:
Series 2005-5, Class 2A1, 5.50%, 9/25/2035	1,922,412	2,000,555
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	6,369,654	5,563,431
Series 2007-5, Class CA1, 6.00%, 7/25/2037	8,727,422	6,849,269
Series 2010-R5, Class 1A3, 6.00%, 10/26/2037 (a)	5,595,568	4,921,325
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (c)	1,750,000	1,755,095
BCAP LLC Trust Series 2012-RR1, Class 3A4, 5.72%, 10/26/2035 (a) (c)	6,883,247	6,137,984
Bear Stearns ALTA Trust Series 2006-1, Class 21A2, 2.89%, 2/25/2036 (c)	4,986,879	3,482,090
BlueMountain CLO, Ltd.:
Series 2012-1A, Class A, 3 Month USD LIBOR + 1.32%, 2.02%, 7/20/2023 (a) (c)	2,500,000	2,496,603
Series 2012-2A, Class A1, 3 Month USD LIBOR + 1.42%, 2.23%, 11/20/2024 (a) (c)	2,500,000	2,501,945
Series 2013-4A, Class A, 3 Month USD LIBOR + 1.50%, 2.18%, 4/15/2025 (a) (c)	2,500,000	2,512,942
Series 2015-1A, Class A2, 3 Month USD LIBOR + 2.25%, 2.92%, 4/13/2027 (a) (c)	1,800,000	1,794,681
Series 2015-2A, Class D, 3 Month USD LIBOR + 3.55%, 4.23%, 7/18/2027 (a) (c)	750,000	705,255
Series 2015-3A, Class A1, 3 Month USD LIBOR + 1.48%, 2.18%, 10/20/2027 (a) (c)	2,500,000	2,501,278
Series 2015-3A, Class B, 3 Month USD LIBOR + 3.10%, 3.80%, 10/20/2027 (a) (c)	2,500,000	2,492,630
Series 2015-3A, Class C, 3 Month USD LIBOR + 3.55%, 4.25%, 10/20/2027 (a) (c)	2,500,000	2,435,710
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1 Month USD LIBOR + 1.23%, 1.76%, 5/15/2029 (a) (c)	1,500,000	1,502,820
Carlyle Global Market Strategies CLO, Ltd. Series 2012-4A, Class A, 3 Month USD LIBOR + 1.39%, 2.09%, 1/20/2025 (a) (c)	2,500,000	2,504,798

CD Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/2049 (c)	2,542,000	2,566,233
Series 2007-CD5, Class AJA, 6.32%, 11/15/2044 (c)	800,000	802,226
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.25%, 1/10/2048 (c)	25,037,744	1,952,769
Series 2016-C4, Class XA, IO, 1.94%, 5/10/2058 (c)	19,900,627	2,446,139
CGGS Commercial Mortgage Trust Series 2016-RNDB, Class AFL, 1 Month USD LIBOR + 1.65%, 2.17%, 2/15/2033 (a) (c)	2,025,298	2,035,524
CHL Mortgage PassThrough Trust:
Series 2005-HYB8, Class 4A1, 2.79%, 12/20/2035 (c)	14,371,265	11,847,623
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,884,633	1,661,885
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	6,443,249	5,678,551
Series 2007-HY1, Class 1A1, 3.03%, 4/25/2037 (c)	2,369,824	2,143,098
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AMFX, 5.90%, 12/10/2049 (a) (c)	750,000	761,867
Series 2015-GC27, Class D, 4.58%, 2/10/2048 (a) (c)	943,700	762,160
Series 2015-GC31, Class C, 4.20%, 6/10/2048 (c)	1,500,000	1,516,723
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (c)	1,500,000	1,580,160
Series 2015-GC35, Class C, 4.65%, 11/10/2048	1,435,000	1,457,271
Series 2016-GC36, Class XA, IO, 1.51%, 2/10/2049 (c)	22,144,224	2,042,532
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, 3.02%, 4/25/2037 (c)	4,426,507	4,035,241
Series 2009-7, Class 3A2, 6.00%, 7/25/2036 (a)	5,998,515	4,009,840
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	6,874,724	6,081,463
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	11,667,609	10,024,098
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class AM, 5.25%, 8/15/2048	1,888,930	1,888,650
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 1 Month USD LIBOR + 1.95%, 2.47%, 9/5/2032 (a) (c)	1,251,405	1,253,560
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.26%, 3/10/2048 (a) (c)	1,500,000	1,216,043

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-CR22, Class XA, 1.16%, 3/10/2048 (c)	$10,884,418	$626,065
Series 2015-CR23, Class D, 4.40%, 5/10/2048 (c)	900,000	685,474
Series 2015-CR26, Class B, 4.65%, 10/10/2048 (c)	1,600,000	1,696,848
Series 2015-CR26, Class XA, 1.21%, 10/10/2048 (c)	22,769,875	1,548,194
Series 2015-DC1, Class D, 4.50%, 2/10/2048 (a) (c)	750,000	586,580
Series 2015-DC1, Class XA, 1.32%, 2/10/2048 (c)	9,165,934	602,476
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	927,624
Series 2015-LC21, Class C, 4.46%, 7/10/2048 (c)	968,000	910,316
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (c)	2,235,000	2,353,678
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (c)	1,329,000	1,389,842
Series 2016-DC2, Class XA, 1.24%, 2/10/2049 (c)	19,949,617	1,463,951
Commercial Mortgage Trust Series 2007-GG11, Class AJ, 6.24%, 12/10/2049 (c)	3,000,000	3,000,192
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.30%, 11/12/2043 (a) (c)	836,822	851,352
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 6.13%, 9/15/2039 (c)	3,118,000	3,203,190
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (c)	1,532,867	1,568,031
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057	900,000	971,235
Series 2015-C4, Class XA, IO, 1.10%, 11/15/2048 (c)	36,453,505	2,258,969
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, 6.00%, 8/25/2036	3,957,677	3,799,705
Series 2006-8, Class 4A1, 6.50%, 10/25/2021	7,551,782	6,308,782
CSMC Trust:
Series 2015-RPL1, Class A1, 3.63%, 2/25/2057 (a) (b)	4,266,369	4,198,855
Series 2015-SAND, Class D, 1 Month USD LIBOR + 2.85%, 3.37%, 8/15/2030 (a) (c)	1,550,000	1,519,515
Galaxy CLO, Ltd. Series 2013-15A, Class A, 3 Month USD LIBOR + 1.25%, 1.93%, 4/15/2025 (a) (c)	2,500,000	2,495,513
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (c)	2,109,000	2,087,801
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, 1.75%, 2/10/2046 (c)	15,411,764	1,171,813

GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.33%, 4/10/2047 (c)	54,367,426	3,245,643
Series 2014-GC24, Class XA, 1.00%, 9/10/2047 (c)	32,409,266	1,574,183
Series 2015-GC32, Class XA, 1.04%, 7/10/2048 (c)	26,653,603	1,433,511
Series 2015-GC34, Class XA, 1.53%, 10/10/2048 (c)	17,405,138	1,575,435
Series 2015-GS1, Class XA, 0.99%, 11/10/2048 (c)	27,118,135	1,612,997
Series 2016-ICE2, Class A, 1 Month USD LIBOR + 1.93%, 2.45%, 2/15/2033 (a) (c)	2,225,000	2,234,733
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,364,943	2,323,829
GSR Mortgage Loan Trust Series 2007-3F, Class 2A1, 5.75%, 5/25/2037	7,244,724	6,961,989
IndyMac INDX Mortgage Loan Trust Series 2006-R1, Class A3, 2.98%, 12/25/2035 (c)	7,613,271	6,313,840
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	1,465,000	1,469,521
Series 2007-C1, Class AM, 6.19%, 2/15/2051 (c)	2,108,000	2,126,287
Series 2007-CB20, Class AJ, 6.29%, 2/12/2051 (c)	1,500,000	1,498,944
Series 2007-LD11, Class AM, 5.94%, 6/15/2049 (c)	2,180,000	2,194,463
Series 2007-LD12, Class AM, 6.21%, 2/15/2051 (c)	800,000	822,039
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,819,359	1,865,988
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,900,921
Series 2015-CSMO, Class C, 1 Month USD LIBOR + 2.25%, 2.77%, 1/15/2032 (a) (c)	1,500,000	1,495,931
Series 2015-JP1, Class XA, 1.31%, 1/15/2049 (c)	23,215,795	1,470,080
JP Morgan Mortgage Trust:
Series 2006-A3, Class 1A1, 2.84%, 5/25/2036 (c)	12,130,723	11,126,528
Series 2007-S3, Class 1A35, 6.00%, 8/25/2037	15,935,299	14,098,792
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, 1.15%, 11/15/2047 (c)	6,435,746	361,494
Series 2014-C26, Class C, 4.57%, 1/15/2048 (c)	1,500,000	1,526,790
Series 2015-C27, Class XA, 1.52%, 2/15/2048 (c)	7,882,125	580,593
Series 2015-C28, Class XA, 1.34%, 10/15/2048 (c)	11,908,208	760,801

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-C30, Class XA, 0.86%, 7/15/2048 (c)	$30,949,261	$1,183,196
Series 2015-C32, Class C, 4.82%, 11/15/2048 (c)	1,300,000	1,234,246
Series 2015-C33, Class C, 4.77%, 12/15/2048 (c)	1,739,000	1,870,538
Series 2016-C1, Class C, 4.91%, 3/15/2049 (c)	2,180,000	2,316,490
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.87%, 6/15/2049 (c)	22,093,357	2,392,540
LB Commercial Mortgage Trust:
Series 2007-C3, Class AMB, 5.19%, 7/15/2044	1,084,000	1,104,783
Series 2007-C3, Class AMFL, 6.11%, 7/15/2044 (a) (c)	990,000	1,013,017
LBUBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/2040	3,000,000	3,006,788
Series 2007-C7, Class AJ, 6.45%, 9/15/2045 (c)	1,615,000	1,624,295
LCM L.P. Series 16A, Class A, 3 Month USD LIBOR + 1.50%, 2.18%, 7/15/2026 (a) (c)	2,500,000	2,506,635
Limerock CLO Series 2007-1A, Class B, 3 Month USD LIBOR + 0.63%, 1.35%, 4/24/2023 (a) (c)	500,000	487,326
Madison Park Funding, Ltd.:
Series 2014-14A, Class D, 3 Month USD LIBOR + 3.60%, 4.30%, 7/20/2026 (a) (c)	1,250,000	1,230,799
Series 2015-16A, Class B, 3 Month USD LIBOR + 3.00%, 3.70%, 4/20/2026 (a) (c)	2,500,000	2,494,433
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	3,479,723	2,852,412
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.79%, 5/12/2039 (c)	319,601	319,456
Series 2007-C1, Class AM, 6.01%, 6/12/2050 (c)	2,180,000	2,106,752
ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.81%, 6/12/2050 (c)	2,089,279	2,124,208
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, 1.10%, 10/15/2046 (c)	19,140,753	703,398
Series 2013-C7, Class XA, 1.70%, 2/15/2046 (c)	17,961,140	1,152,135
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	375,029
Series 2015-C20, Class C, 4.61%, 2/15/2048 (c)	500,000	483,561
Series 2015-C25, Class C, 4.68%, 10/15/2048 (c)	1,700,000	1,775,174

Series 2015-C27, Class C, 4.69%, 12/15/2047 (c)	1,219,000	1,228,085
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (c)	1,750,000	1,118,078
Series 2016-C28, Class XA, IO, 1.45%, 1/15/2049 (c)	24,251,435	2,091,854
Morgan Stanley Capital I Trust:
Series 2007-IQ14, Class A4, 5.69%, 4/15/2049 (c)	1,616,210	1,633,801
Series 2015-UBS8, Class XA, 1.13%, 12/15/2048 (c)	26,244,856	1,750,619
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00%, 3.53%, 8/14/2031 (a) (c)	750,000	745,297
Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A1, 2.84%, 7/25/2035 (c)	9,515,778	7,948,805
OZLM, Ltd. Series 2014-6A, Class A2A, 3 Month USD LIBOR + 2.15%, 2.83%, 4/17/2026 (a) (c)	2,500,000	2,480,918
Race Point CLO, Ltd. Series 2012-7A, Class A, 3 Month USD LIBOR + 1.42%, 2.21%, 11/8/2024 (a) (c)	2,500,000	2,505,608
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	1,938,678	1,968,353
Residential Asset Securitization Trust Series 2005-A13, Class 1A7, 5.50%, 10/25/2035	3,420,853	3,152,089
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-21, Class 1A, 3.10%, 11/25/2035 (c)	3,005,589	2,553,615
Series 2006-8, Class 4A3, 3.23%, 9/25/2036 (c)	2,139,348	1,866,511
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 0.70%, 12/25/2036 (c)	3,573,648	3,116,770
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,999,971	3,052,920
Venture CLO, Ltd. Series 2014-17A, Class B2, 3 Month USD LIBOR + 2.10%, 2.78%, 7/15/2026 (a) (c)	2,500,000	2,493,605
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C24, Class AJ, 5.66%, 3/15/2045 (c)	174,596	174,376
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (c)	1,500,000	1,495,576
Series 2007-C33, Class AJ, 6.16%, 2/15/2051 (c)	1,600,000	1,602,679
Series 2007-C33, Class AM, 6.16%, 2/15/2051 (c)	1,550,000	1,581,932
Series 2007-C34, Class A3, 5.68%, 5/15/2046	702,419	715,235

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	$3,318,992	$3,252,991
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,619,072	1,650,739
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (c)	14,355,601	14,197,374
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	746,629
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	656,797
Series 2015-C26, Class XA, IO, 1.46%, 2/15/2048 (c)	9,081,357	733,193
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	689,937
Series 2015-C28, Class C, 4.27%, 5/15/2048 (c)	1,500,000	1,405,905
Series 2015-LC20, Class XA, 1.55%, 4/15/2050 (c)	7,918,532	634,299
Series 2015-NXS1, Class XA, 1.33%, 5/15/2048 (c)	9,890,491	681,259
Series 2015-NXS2, Class XA, 0.94%, 7/15/2058 (c)	29,765,092	1,384,934
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (c)	1,600,000	1,536,980
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,729,504
Series 2015-P2, Class XA, 1.17%, 12/15/2048 (c)	22,122,760	1,488,486
Series 2016-C32, Class C, 4.88%, 1/15/2059 (c)	1,581,000	1,540,515
Series 2016-C33, Class XA, 1.98%, 3/15/2059 (c)	15,590,768	1,850,503
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.12%, 8/25/2037 (c)	11,214,028	10,208,031
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.41%, 3/15/2047 (c)	10,523,727	644,134
Series 2014-C21, Class XA, 1.32%, 8/15/2047 (c)	19,562,194	1,234,519

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $446,510,661)		440,721,737

MORTGAGE-BACKED SECURITIES — 1.7%
Alternative Loan Trust Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	5,250,632	4,493,221

Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class A4, 5.69%, 6/11/2050 (c)	1,857,264	1,908,269
Series 2007-PW18, Class A4, 5.70%, 6/11/2050	2,704,677	2,785,751
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.90%, 12/10/2049 (c)	800,000	812,658
Series 2008-C7, Class AM, 6.33%, 12/10/2049 (c)	2,836,000	2,871,762
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (c)	912,000	939,006
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	2,070,945
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.54%, 10/10/2046 (c)	33,878,597	2,147,198
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (c)	225,000	232,233
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.27%, 2/15/2041 (a) (c)	1,700,000	1,753,090
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFL, CMO, 1 Month USD LIBOR + 0.17%, 0.41%, 3/10/2039 (a) (c)	2,827,000	2,848,240
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.99%, 8/10/2045 (c)	1,520,734	1,543,678
Series 2016-GS3, Class XA, IO, 1.29%, 10/10/2049 (c)	32,964,000	3,106,330
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	2,393,000	2,346,013
Series 2016-JP2, Class XA, IO, 2.02%, 8/15/2049 (c)	20,111,217	2,802,168
LBUBS Commercial Mortgage Trust Series 2007-C2, Class AM, 5.49%, 2/15/2040 (c)	2,876,000	2,922,068
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class XA, IO, 1.47%, 9/15/2049 (c)	28,834,000	3,108,617
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.29%, 6/15/2045 (c)	1,932,000	1,944,973
Series 2007-C30, Class AM, 5.38%, 12/15/2043	1,750,000	1,765,648
Series 2007-C32, Class A3, 5.89%, 6/15/2049 (c)	2,888,000	2,935,532

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 2.56%, 6/15/2029 (a) (c)	$1,536,000	$1,535,324
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 3.01%, 6/15/2029 (a) (c)	1,300,000	1,299,213
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA, IO, 1.75%, 10/15/2049 (c)	16,744,000	2,076,256

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,900,714)		50,248,193

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Federal Home Loan Mortgage Corp.:
3.00%, 6/15/2044	13,321,766	13,707,799
3.00%, 1/1/2045	3,602,988	3,744,537
3.00%, 2/1/2045	2,505,869	2,604,315
3.00%, 3/1/2045	2,601,771	2,703,985
3.00%, 4/1/2045	34,495,683	35,878,867
3.00%, 4/1/2045	17,784,890	18,483,597
3.00%, 5/1/2045	8,987,403	9,340,486
3.00%, 7/1/2045	4,586,028	4,766,197
3.00%, 8/1/2045	23,895,387	24,834,153
3.00%, 10/1/2045	15,606,035	16,219,142
3.00%, 12/1/2045	30,372,677	31,565,913
3.00%, 12/1/2045	37,038,152	38,493,251
3.00%, 1/1/2046	20,667,082	21,479,020
3.00%, 9/1/2046	29,914,047	31,104,791
3.50%, 2/1/2045	4,988,189	5,261,213
3.50%, 4/1/2045	8,600,991	9,071,758
3.50%, 4/1/2045	7,080,258	7,467,790
3.50%, 4/1/2045	24,438,954	25,776,598
3.50%, 6/1/2045	16,577,343	17,484,688
3.50%, 10/1/2045	19,184,372	20,234,411
3.50%, 2/1/2046	22,313,787	23,550,662
4.50%, 6/1/2044	3,427,944	3,749,987
IO, 1 Month USD LIBOR + 6.00%, 5.48%, 5/15/2041 (c)	19,735,966	3,569,190
Series 3822, Class ZG, 4.00%, 2/15/2041	3,425,458	3,852,208
Series 3889, Class VZ, 4.00%, 7/15/2041	18,576,697	19,959,886
Series 3935, Class SJ, IO, 1 Month USD LIBOR + 6.65%, 6.13%, 5/15/2041 (c)	4,580,431	631,863
Series 4165, Class ZT, 3.00%, 2/15/2043	14,911,777	14,429,536
Series 4215, Class KC, 2.25%, 3/15/2038	24,233,974	24,607,531
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	37,118,215	41,900,626
Series 4434, Class LZ, 3.00%, 2/15/2045	3,145,752	3,103,680
Series 4444, Class CZ, 3.00%, 2/15/2045	11,534,424	11,717,342

Series 4447, Class A, 3.00%, 6/15/2041	2,749,737	2,857,225
Series 4447, Class Z, 3.00%, 3/15/2045	3,807,091	3,866,038
Series 4471, Class BA, 3.00%, 12/15/2041	8,751,269	9,019,809
Series 4471, Class GA, 3.00%, 2/15/2044	12,834,832	13,308,727
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	10,915,368	12,319,475
Series 4481, Class B, 3.00%, 12/15/2042	8,836,830	9,122,168
Series 4483, Class CA, 3.00%, 6/15/2044	16,917,913	17,657,781
Series 4491, Class B, 3.00%, 8/15/2040	17,472,555	17,897,968
Series 4492, Class GZ, 3.50%, 7/15/2045	7,914,808	8,389,790
Series 4499, Class AB, 3.00%, 6/15/2042	17,770,071	18,329,196
Series 4503, Class AB, CMO, REMIC, 3.00%, 11/15/2040	12,074,423	12,329,292
Series 4504, Class CA, 3.00%, 4/15/2044	19,212,113	20,050,026
Series 4511, Class QA, 3.00%, 1/15/2041	17,646,594	18,125,475
Series 4511, Class QC, 3.00%, 12/15/2040	13,022,564	13,409,434
Series 4543, Class HG, 2.70%, 4/15/2044	22,929,697	23,431,670
Series 4582, Class HA, 3.00%, 9/15/2045	19,086,485	19,847,975
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,397,748
Federal National Mortgage Association:
2.50%, 9/1/2046	6,047,299	6,092,621
3.00%, 11/1/2030	24,708,071	25,945,491
3.00%, 10/1/2034	5,478,362	5,758,728
3.00%, 4/1/2035	4,293,640	4,515,758
3.00%, 4/1/2035	4,987,265	5,245,265
3.00%, 5/1/2035	2,530,891	2,661,818
3.00%, 5/1/2035	2,572,536	2,705,618
3.00%, 6/1/2036	19,639,725	20,671,143
3.00%, 4/1/2040	18,719,360	19,456,678
3.00%, 1/1/2045	3,028,138	3,103,869
3.00%, 2/1/2045	3,393,102	3,479,133
3.00%, 3/1/2045	3,555,240	3,695,274
3.00%, 4/1/2045	14,870,357	15,248,899
3.00%, 7/1/2045	14,133,256	14,492,938
3.00%, 7/1/2046	19,758,018	20,266,113
3.00%, 7/1/2046	48,139,132	49,369,843
3.00%, 8/1/2046	29,765,945	30,538,593
3.00%, 9/1/2046	42,752,384	44,460,583
3.50%, 9/1/2034	4,054,063	4,317,758
3.50%, 12/1/2034	3,612,753	3,847,744
3.50%, 2/1/2035	2,334,765	2,488,012
3.50%, 1/1/2045	16,697,894	17,606,410
3.50%, 2/1/2045	7,617,308	8,035,420

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 6/1/2045	$16,835,072	$17,759,145
4.50%, 3/1/2044	1,788,661	1,956,878
4.50%, 3/1/2044	2,813,732	3,078,352
4.50%, 6/1/2044	2,376,752	2,600,276
4.50%, 7/1/2044	2,697,759	2,951,472
4.50%, 2/1/2045	3,128,797	3,423,048
Series 2010-109, Class N, 3.00%, 10/25/2040	4,949,233	5,145,894
Series 2011-51, Class CI, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 5.48%, 6/25/2041 (c)	14,516,367	2,530,078
Series 2012-127, Class PA, 2.75%, 11/25/2042	5,630,470	5,747,062
Series 2012-151, Class SB, 1 Month USD LIBOR + 6.00%, 5.22%, 1/25/2043 (c)	1,436,282	1,379,811
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,575,363	15,589,529
Series 2013-30, Class PS, 1 Month USD LIBOR + 6.00%, 5.22%, 4/25/2043 (c)	1,718,187	1,739,426
Series 2014-21, Class GZ, 3.00%, 4/25/2044	5,952,835	5,862,373
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,557,921	8,609,577
Series 2015-42, Class CA, 3.00%, 3/25/2044	10,152,607	10,586,679
Series 2015-9, Class HA, 3.00%, 1/25/2045	18,615,121	19,521,331
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	25,271,966	26,058,847
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,396,612	4,475,970
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	18,761,686	19,606,903
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	25,000,000	25,951,575
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	13,254,536	13,623,769
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,253,157
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 1 Month USD LIBOR + 6.05%, 5.52%, 11/16/2043 (c)	4,687,754	770,676
Series 2013-34, Class PL, 3.00%, 3/20/2042	16,815,065	17,272,909
Series 2014-43, Class PS, IO, 1 Month USD LIBOR + 6.18%, 5.65%, 7/20/2042 (c)	13,859,660	1,716,752
Series 2015-165, Class AQ, CMO, REMIC, 3.50%, 7/20/2045	15,507,426	16,564,884

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,243,876,972)		1,264,434,901

U.S. TREASURY OBLIGATIONS — 11.2%
Treasury Bond 3.13%, 2/15/2043	27,500,000	32,070,501
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2026	53,914,800	54,529,968
1.00%, 2/15/2046	12,492,864	13,829,975
Treasury Notes:
0.88%, 6/15/2017	35,200,000	35,269,695
1.38%, 4/30/2020	99,300,000	100,598,843
1.75%, 3/31/2022	58,800,000	60,315,278
2.00%, 2/15/2025	36,200,000	37,485,101

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $330,271,544)		334,099,361

	Shares
SHORT-TERM INVESTMENT — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g) (Cost $288,945,346)	288,945,346	288,945,346

TOTAL INVESTMENTS — 100.9% (Cost $2,986,350,607)		3,014,723,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(26,457,090)

NET ASSETS — 100.0%		$2,988,266,786

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond—Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(c)	Variable Rate Security—Interest rate shown is rate in effect at September 30, 2016.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	When-issued security.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

CMO	Collateralized Mortgage Obligation
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$63,916,573	$—	$63,916,573
Corporate Bonds & Notes
Australia	—	3,017,910	—	3,017,910
Belgium	—	3,217,230	—	3,217,230
Bermuda	—	488,250	—	488,250
Brazil	—	9,419,238	—	9,419,238
Canada	—	9,627,953	—	9,627,953
Cayman Islands	—	549,484	—	549,484
Chile	—	21,430,998	—	21,430,998
China	—	11,693,146	—	11,693,146
Colombia	—	24,807,475	—	24,807,475
Costa Rica	—	5,448,925	—	5,448,925
Dominican Republic	—	6,985,500	—	6,985,500
Guatemala	—	6,388,510	—	6,388,510
Hong Kong	—	3,630,869	—	3,630,869
India	—	16,894,980	—	16,894,980
Israel	—	8,975,750	—	8,975,750
Jamaica	—	3,408,760	—	3,408,760
Malaysia	—	8,760,459	—	8,760,459
Mexico	—	28,964,724	—	28,964,724
Netherlands	—	6,290,172	—	6,290,172
New Zealand	—	1,378,388	—	1,378,388
Panama	—	12,792,055	—	12,792,055
Paraguay	—	2,744,500	—	2,744,500
Peru	—	5,786,016	—	5,786,016
Qatar	—	410,459	—	410,459
Singapore	—	13,925,009	—	13,925,009
Trinidad And Tobago	—	4,173,000	—	4,173,000
United States	—	192,782,478	—	192,782,478
Foreign Government Obligations
Costa Rica	—	9,099,313	—	9,099,313
Dominican Republic	—	1,476,912	—	1,476,912
Hungary	—	3,146,250	—	3,146,250
India	—	2,160,143	—	2,160,143
Panama	—	8,146,600	—	8,146,600
Peru	—	206,400	—	206,400
Poland	—	3,390,000	—	3,390,000
Qatar	—	5,743,058	—	5,743,058
Senior Floating Rate Loans
Aerospace & Defense	—	1,962,720	—	1,962,720
Airlines	—	762,660	—	762,660
Auto Components	—	319,726	—	319,726
Building Products	—	1,304,765	—	1,304,765
Capital Markets	—	1,083,341	—	1,083,341
Chemicals	—	5,997,691	—	5,997,691
Commercial Services & Supplies	—	5,122,913	—	5,122,913
Construction & Engineering	—	1,309,540	—	1,309,540
Containers & Packaging	—	4,726,259	—	4,726,259
Diversified Consumer Services	—	1,354,648	—	1,354,648
Diversified Financial Services	—	2,661,435	—	2,661,435
Diversified Telecommunication Services	—	2,702,127	—	2,702,127
Electric Utilities	—	1,247,900	—	1,247,900

See accompanying Notes to Schedule of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food & Staples Retailing	$—	$1,375,455	$—	$1,375,455
Food Products	—	8,427,896	—	8,427,896
Health Care Equipment & Supplies	—	1,276,768	—	1,276,768
Health Care Providers & Services	—	10,747,127	—	10,747,127
Hotels, Restaurants & Leisure	—	10,731,450	—	10,731,450
Household Durables	—	2,109,199	—	2,109,199
Household Products	—	2,627,943	—	2,627,943
Insurance	—	939,822	—	939,822
Internet & Catalog Retail	—	1,389,488	—	1,389,488
Internet Software & Services	—	1,275,354	—	1,275,354
IT Services	—	2,641,813	—	2,641,813
Life Sciences Tools & Services	—	1,384,796	—	1,384,796
Machinery	—	2,615,720	—	2,615,720
Media	—	10,654,456	—	10,654,456
Multiline Retail	—	437,639	—	437,639
Oil, Gas & Consumable Fuels	—	1,300,328	—	1,300,328
Personal Products	—	4,073,338	—	4,073,338
Pharmaceuticals	—	1,379,388	—	1,379,388
Real Estate Investment Trusts (REITs)	—	1,387,605	—	1,387,605
Real Estate Management & Development	—	1,275,819	—	1,275,819
Road & Rail	—	2,520,641	—	2,520,641
Semiconductors & Semiconductor Equipment	—	4,965,202	—	4,965,202
Software	—	6,146,262	—	6,146,262
Specialty Retail	—	5,793,413	—	5,793,413
Technology Hardware, Storage & Peripherals	—	2,484,662	—	2,484,662
Trading Companies & Distributors	—	3,130,740	—	3,130,740
Wireless Telecommunication Services	—	1,348,802	—	1,348,802
Commercial Mortgage Backed Securities	—	440,721,737	—	440,721,737
Mortgage-Backed Securities	—	50,248,193	—	50,248,193
U.S. Government Agency Obligations	—	1,264,434,901	—	1,264,434,901
U.S. Treasury Obligations	—	334,099,361	—	334,099,361
Short-Term Investment	288,945,346	—	—	288,945,346

TOTAL INVESTMENTS	$288,945,346	$2,725,778,530	$—	$3,014,723,876

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	351,792,987	$351,792,987	403,703,953	466,551,594	288,945,346	$288,945,346	$298,708	$—

TOTAL		$351,792,987				$288,945,346	$298,708	$—

See accompanying Notes to Schedule of Investments.

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.2%
AUSTRALIA — 5.9%
Spark Infrastructure Group	62,372	$110,699
Sydney Airport	39,776	213,174
Transurban Group Stapled Security	47,307	413,377

		737,250

CANADA — 10.7%
Canadian Pacific Railway, Ltd.	2,300	350,342
Enbridge, Inc.	11,900	522,088
Fortis, Inc.	6,700	215,083
Pembina Pipeline Corp.	8,200	249,447

		1,336,960

FRANCE — 4.0%
Vinci SA	6,578	503,934

HONG KONG — 0.7%
China Gas Holdings, Ltd.	52,000	82,740

ITALY — 1.8%
Ei Towers SpA (a)	2,053	108,173
Infrastrutture Wireless Italiane SpA (b)	12,800	63,021
Snam SpA	10,515	58,328

		229,522

JAPAN — 4.8%
Central Japan Railway Co.	1,200	205,730
East Japan Railway Co.	2,900	262,127
Hokkaido Electric Power Co., Inc.	15,200	129,940

		597,797

MEXICO — 1.6%
Grupo Aeroportuario del Sureste SAB de CV Class B	7,115	104,507
OHL Mexico SAB de CV (a)	70,400	93,559

		198,066

SOUTH KOREA — 1.1%
Korea Electric Power Corp.	2,772	135,790

SPAIN — 7.0%
Abertis Infraestructuras SA	17,384	270,941
Enagas SA	4,069	122,454
Ferrovial SA	13,762	293,148
Red Electrica Corp. SA	8,915	192,432

		878,975

SWITZERLAND — 1.3%
Flughafen Zuerich AG	861	168,685

UNITED KINGDOM — 3.2%
National Grid PLC	19,318	273,424
United Utilities Group PLC	9,448	122,988

		396,412

UNITED STATES — 56.1%
American Electric Power Co., Inc.	3,800	243,998
American Tower Corp. REIT	3,900	441,987
Boardwalk Pipeline Partners L.P. (c)	5,100	87,516
Crown Castle International Corp. REIT	6,235	587,400
DTE Energy Co.	3,584	335,713
Edison International	2,209	159,600
Enbridge Energy Management LLC (a)	5,768	146,738
Enbridge Energy Partners L.P.	5,400	137,322

Energy Transfer Partners L.P. (c)	4,129	152,773
Enterprise Products Partners L.P. (c)	14,700	406,161
Eversource Energy	1,762	95,465
ITC Holdings Corp.	1,300	60,424
Kinder Morgan, Inc.	23,400	541,242
Magellan Midstream Partners L.P. (c)	2,200	155,628
MPLX L.P.	6,300	213,318
NextEra Energy Partners L.P.	4,131	115,544
NextEra Energy, Inc.	3,110	380,415
Norfolk Southern Corp.	2,900	281,474
NRG Yield, Inc. Class A	11,700	190,944
Pattern Energy Group, Inc.	4,100	92,209
PG&E Corp.	5,700	348,669
Sempra Energy	4,505	482,891
Tallgrass Energy Partners L.P.	4,300	207,260
Targa Resources Corp.	2,500	122,775
Tesoro Logistics L.P. (c)	2,100	101,724
Valero Energy Partners L.P. (c)	3,300	144,177
Westar Energy, Inc.	2,000	113,500
Western Gas Partners L.P.	1,300	71,565
Williams Cos., Inc.	11,100	341,103
Williams Partners L.P. (c)	1,700	63,223
Xcel Energy, Inc.	4,900	201,586

		7,024,344

TOTAL COMMON STOCKS (Cost $10,589,448)		12,290,475

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $101,875)	101,875	101,875

TOTAL INVESTMENTS — 99.0% (Cost $10,691,323)		12,392,350
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		131,412

NET ASSETS — 100.0%		$12,523,762

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Master Limited Partnership. Total market value of such securities represents $949,547 or 8.9% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$737,250	$—	$—	$737,250
Canada	1,336,960	—	—	1,336,960
France	503,934	—	—	503,934
Hong Kong	82,740	—	—	82,740
Italy	229,522	—	—	229,522
Japan	597,797	—	—	597,797
Mexico	198,066	—	—	198,066
South Korea	135,790	—	—	135,790
Spain	878,975	—	—	878,975
Switzerland	168,685	—	—	168,685
United Kingdom	396,412	—	—	396,412
United States	7,024,344	—	—	7,024,344
Short-Term Investment	101,875	—	—	101,875

TOTAL INVESTMENTS	$12,392,350	$—	$—	$12,392,350

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	789,440	$789,440	1,042,461	1,730,026	101,875	$101,875	$269	$—

TOTAL		$789,440				$101,875	$269	$—

See accompanying Notes to Schedule of Investments.

State Street Disciplined Global Equity

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.5%
Qantas Airways, Ltd.	6,574	$15,788
Telstra Corp., Ltd.	8,632	34,412

		50,200

CANADA — 4.1%
BCE, Inc.	761	35,084
Metro, Inc.	802	26,283
Shaw Communications, Inc. Class B	1,757	35,895
TELUS Corp.	1,156	38,077

		135,339

DENMARK — 1.4%
Novo Nordisk A/S Class B	306	12,758
Vestas Wind Systems A/S	419	34,621

		47,379

FRANCE — 1.8%
Peugeot SA (a)	1,992	30,432
Sanofi	393	29,939

		60,371

GERMANY — 3.2%
Fresenius SE & Co. KGaA	280	22,376
METRO AG	1,377	41,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	14,760
RWE AG (a)	1,673	28,904

		107,044

HONG KONG — 5.9%
CK Hutchison Holdings, Ltd.	1,500	19,174
CLP Holdings, Ltd.	4,500	46,609
Hang Seng Bank, Ltd.	1,100	19,748
Jardine Matheson Holdings, Ltd.	400	24,244
Link REIT	5,500	40,604
Power Assets Holdings, Ltd.	3,000	29,359
WH Group, Ltd. (b)	20,000	16,166

		195,904

ISRAEL — 0.5%
Check Point Software Technologies, Ltd. (a)	200	15,522

ITALY — 1.3%
Enel SpA	9,520	42,445

JAPAN — 8.6%
Astellas Pharma, Inc.	2,500	39,102
Bridgestone Corp.	700	25,826
Central Japan Railway Co.	300	51,432
Hoya Corp.	500	20,142
Kirin Holdings Co., Ltd.	2,100	34,950
Mitsubishi Materials Corp.	600	16,434
Nippon Telegraph & Telephone Corp.	1,000	45,799
Sekisui Chemical Co., Ltd.	2,100	30,244
Sumitomo Rubber Industries, Ltd.	1,600	24,235

		288,164

NETHERLANDS — 1.9%
Koninklijke Ahold Delhaize NV	2,853	65,006
Royal Dutch Shell PLC Class A	7	174

		65,180

NEW ZEALAND — 1.2%
Spark New Zealand, Ltd.	14,782	38,839

NORWAY — 0.7%
Norsk Hydro ASA	5,426	23,468

SINGAPORE — 1.3%
Ascendas REIT	6,500	12,037
Singapore Airlines, Ltd.	1,900	14,682
UOL Group, Ltd.	3,700	15,296

		42,015

SPAIN — 0.7%
ACS Actividades de Construccion y Servicios SA	780	23,588

SWEDEN — 1.2%
Swedish Match AB	1,133	41,627

SWITZERLAND — 3.4%
Sonova Holding AG	246	34,957
Swiss Re AG	460	41,636
Swisscom AG	78	37,183

		113,776

UNITED KINGDOM — 1.2%
Direct Line Insurance Group PLC	8,421	39,866

UNITED STATES — 59.6%
Agilent Technologies, Inc.	875	41,204
Ally Financial, Inc.	1,825	35,533
Altria Group, Inc.	458	28,959
Ameren Corp.	768	37,770
American Capital Agency Corp.	1,953	38,162
American Electric Power Co., Inc.	520	33,389
Annaly Capital Management, Inc.	3,380	35,490
Anthem, Inc.	235	29,448
Archer-Daniels-Midland Co.	859	36,224
Avery Dennison Corp.	452	35,161
Axis Capital Holdings, Ltd.	669	36,347
Baxter International, Inc.	832	39,603
C.R. Bard, Inc.	196	43,959
Cardinal Health, Inc.	391	30,381
Church & Dwight Co., Inc.	516	24,727
Cintas Corp.	366	41,211
Citrix Systems, Inc. (a)	446	38,008
Clorox Co.	315	39,432
Computer Sciences Corp.	229	11,956
Consolidated Edison, Inc.	285	21,460
DaVita, Inc. (a)	565	37,329
Delta Air Lines, Inc.	481	18,932
DENTSPLY SIRONA, Inc.	648	38,511
DTE Energy Co.	492	46,086
eBay, Inc. (a)	1,592	52,377
Edison International	520	37,570
Eli Lilly & Co.	330	26,486
Energizer Holdings, Inc.	323	16,137
Entergy Corp.	494	37,905
Exelon Corp.	554	18,443
Express Scripts Holding Co. (a)	534	37,663
F5 Networks, Inc. (a)	296	36,893
Foot Locker, Inc.	581	39,345
HCA Holdings, Inc. (a)	522	39,479
Hologic, Inc. (a)	824	31,996

See accompanying Notes to Schedule of Investments.

State Street Disciplined Global Equity

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

IDEXX Laboratories, Inc. (a)	175	$19,728
Johnson & Johnson	386	45,598
Kimberly-Clark Corp.	190	23,967
L-3 Communications Holdings, Inc.	282	42,506
McKesson Corp.	123	20,510
NetApp, Inc.	984	35,247
Newmont Mining Corp.	568	22,317
O’Reilly Automotive, Inc. (a)	144	40,336
PepsiCo, Inc.	309	33,610
Pfizer, Inc.	501	16,969
Pinnacle West Capital Corp.	493	37,463
PPL Corp.	719	24,856
Procter & Gamble Co.	498	44,695
Public Service Enterprise Group, Inc.	846	35,422
Quest Diagnostics, Inc.	580	49,085
Southwest Airlines Co.	809	31,462
Synopsys, Inc. (a)	458	27,182
Sysco Corp.	659	32,297
Target Corp.	297	20,398
Thomson Reuters Corp.	588	24,272
Tyson Foods, Inc. Class A	599	44,727
Universal Health Services, Inc. Class B	141	17,374
Valero Energy Corp.	364	19,292
Wal-Mart Stores, Inc.	574	41,397
Waste Management, Inc.	713	45,461

		1,989,747

TOTAL COMMON STOCKS (Cost $3,074,716)		3,320,474

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $11,090)	11,090	11,090

TOTAL INVESTMENTS — 99.8% (Cost $3,085,806)		3,331,564
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,834

NET ASSETS — 100.0%		$3,338,398

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$50,200	$—	$—	$50,200
Canada	135,339	—	—	135,339
Denmark	47,379	—	—	47,379
France	60,371	—	—	60,371
Germany	107,044	—	—	107,044
Hong Kong	195,904	—	—	195,904
Israel	15,522	—	—	15,522
Italy	42,445	—	—	42,445
Japan	288,164	—	—	288,164
Netherlands	65,180	—	—	65,180
New Zealand	38,839	—	—	38,839
Norway	23,468	—	—	23,468
Singapore	42,015	—	—	42,015
Spain	23,588	—	—	23,588
Sweden	41,627	—	—	41,627
Switzerland	113,776	—	—	113,776
United Kingdom	39,866	—	—	39,866
United States	1,989,747	—	—	1,989,747
Short-Term Investment	11,090	—	—	11,090

TOTAL INVESTMENTS	$3,331,564	$—	$—	$3,331,564

See accompanying Notes to Schedule of Investments.

State Street Disciplined Global Equity

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	34,046	$34,046	103,250	126,206	11,090	$11,090	$62	$—

TOTAL		$34,046				$11,090	$62	$—

See accompanying Notes to Schedule of Investments.

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 3.0%
Northrop Grumman Corp.	845	$180,788

AUTO COMPONENTS — 0.7%
Lear Corp.	350	42,427

BANKS — 6.1%
JPMorgan Chase & Co.	3,841	255,772
Wells Fargo & Co.	2,555	113,136

		368,908

BIOTECHNOLOGY — 4.6%
Amgen, Inc.	615	102,588
Gilead Sciences, Inc.	2,199	173,985

		276,573

CHEMICALS — 2.8%
LyondellBasell Industries NV Class A	2,082	167,934

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,212	68,539

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
Verizon Communications, Inc.	4,624	240,355

ELECTRIC UTILITIES — 2.9%
Exelon Corp.	5,310	176,770

FOOD & STAPLES RETAILING — 0.6%
Kroger Co.	1,120	33,242

FOOD PRODUCTS — 5.7%
Archer-Daniels-Midland Co.	4,283	180,614
Mondelez International, Inc. Class A	930	40,827
Tyson Foods, Inc. Class A	1,685	125,819

		347,260

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	616	71,117
Anthem, Inc.	376	47,117
UnitedHealth Group, Inc.	471	65,940

		184,174

HOTELS, RESTAURANTS & LEISURE — 3.3%
Carnival Corp.	1,149	56,094
Domino’s Pizza, Inc.	574	87,162
McDonald’s Corp.	491	56,642

		199,898

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co.	697	62,556

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
AES Corp.	9,280	119,248

INSURANCE — 4.4%
MetLife, Inc.	1,382	61,402
Prudential Financial, Inc.	2,539	207,310

		268,712

INTERNET & CATALOG RETAIL — 8.4%
Amazon.com, Inc. (a)	402	336,598
Priceline Group, Inc. (a)	118	173,636

		510,234

IT SERVICES — 6.6%
Global Payments, Inc.	2,424	186,066
International Business Machines Corp.	1,353	214,924

		400,990

MEDIA — 2.3%
Charter Communications, Inc. Class A (a)	289	78,021
Comcast Corp. Class A	946	62,758

		140,779

MULTILINE RETAIL — 0.7%
Target Corp.	605	41,551

OIL, GAS & CONSUMABLE FUELS — 5.0%
Exxon Mobil Corp.	1,674	146,107
Valero Energy Corp.	3,011	159,583

		305,690

PHARMACEUTICALS — 8.9%
Eli Lilly & Co.	2,137	171,516
Johnson & Johnson	1,756	207,436
Merck & Co., Inc.	2,597	162,079

		541,031

SOFTWARE — 5.3%
Intuit, Inc.	1,111	122,221
Oracle Corp.	2,387	93,761
Take-Two Interactive Software, Inc. (a)	2,351	105,983

		321,965

SPECIALTY RETAIL — 3.3%
Gap, Inc.	5,904	131,305
O’Reilly Automotive, Inc. (a)	248	69,467

		200,772

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	1,371	154,991
Hewlett Packard Enterprise Co.	7,724	175,721
HP, Inc.	3,817	59,278

		389,990

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Michael Kors Holdings, Ltd. (a)	2,145	100,364

TOBACCO — 3.8%
Altria Group, Inc.	1,205	76,192
Philip Morris International, Inc.	1,567	152,344

		228,536

TRADING COMPANIES & DISTRIBUTORS — 1.2%
United Rentals, Inc. (a)	902	70,798

TOTAL COMMON STOCKS (Cost $5,761,878)		5,990,084

See accompanying Notes to Schedule of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $65,388)	65,388	$65,388

TOTAL INVESTMENTS — 99.9% (Cost $5,827,266)		6,055,472
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,584

NET ASSETS — 100.0%		$6,059,056

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$180,788	$—	$—	$180,788
Auto Components	42,427	—	—	42,427
Banks	368,908	—	—	368,908
Biotechnology	276,573	—	—	276,573
Chemicals	167,934	—	—	167,934
Consumer Finance	68,539	—	—	68,539
Diversified Telecommunication Services	240,355	—	—	240,355
Electric Utilities	176,770	—	—	176,770
Food & Staples Retailing	33,242	—	—	33,242
Food Products	347,260	—	—	347,260
Health Care Providers & Services	184,174	—	—	184,174
Hotels, Restaurants & Leisure	199,898	—	—	199,898
Household Products	62,556	—	—	62,556
Independent Power Producers & Energy Traders	119,248	—	—	119,248
Insurance	268,712	—	—	268,712
Internet & Catalog Retail	510,234	—	—	510,234
IT Services	400,990	—	—	400,990
Media	140,779	—	—	140,779
Multiline Retail	41,551	—	—	41,551
Oil, Gas & Consumable Fuels	305,690	—	—	305,690
Pharmaceuticals	541,031	—	—	541,031
Software	321,965	—	—	321,965
Specialty Retail	200,772	—	—	200,772
Technology Hardware, Storage & Peripherals	389,990	—	—	389,990
Textiles, Apparel & Luxury Goods	100,364	—	—	100,364
Tobacco	228,536	—	—	228,536
Trading Companies & Distributors	70,798	—	—	70,798
Short-Term Investment	65,388	—	—	65,388

TOTAL INVESTMENTS	$6,055,472	$—	$—	$6,055,472

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	70,177	$70,177	33,637	38,426	65,388	$65,388	$61	$—

TOTAL		$70,177				$65,388	$61	$—

See accompanying Notes to Schedule of Investments.

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 2.9%
Huntington Ingalls Industries, Inc.	586	$89,904
Northrop Grumman Corp.	1,293	276,637

		366,541

AUTO COMPONENTS — 3.2%
Lear Corp.	3,264	395,662

BANKS — 0.9%
JPMorgan Chase & Co.	1,712	114,002

BEVERAGES — 2.0%
Coca-Cola Co.	5,863	248,122

BIOTECHNOLOGY — 5.8%
Amgen, Inc.	1,691	282,076
Gilead Sciences, Inc.	5,514	436,267

		718,343

CHEMICALS — 2.9%
LyondellBasell Industries NV Class A	4,461	359,824

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Verizon Communications, Inc.	6,039	313,907

FOOD & STAPLES RETAILING — 3.6%
CVS Health Corp.	1,755	156,177
Kroger Co.	9,704	288,015

		444,192

FOOD PRODUCTS — 3.6%
Tyson Foods, Inc. Class A	6,077	453,770

HEALTH CARE PROVIDERS & SERVICES — 6.4%
Anthem, Inc.	2,450	307,009
Express Scripts Holding Co. (a)	461	32,514
HCA Holdings, Inc. (a)	1,159	87,655
McKesson Corp.	1,810	301,818
UnitedHealth Group, Inc.	517	72,380

		801,376

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp.	3,139	153,246
Domino’s Pizza, Inc.	213	32,344
McDonald’s Corp.	621	71,639

		257,229

INSURANCE — 2.1%
Prudential Financial, Inc.	3,230	263,730

INTERNET & CATALOG RETAIL — 11.0%
Amazon.com, Inc. (a)	1,012	847,358
Priceline Group, Inc. (a)	359	528,265

		1,375,623

INTERNET SOFTWARE & SERVICES — 4.5%
Alphabet, Inc. Class A (a)	109	87,643
Facebook, Inc. Class A (a)	1,275	163,544
VeriSign, Inc. (a)	3,958	309,674

		560,861

IT SERVICES — 7.3%
Fiserv, Inc. (a)	1,490	148,210
Global Payments, Inc.	5,189	398,308
International Business Machines Corp.	2,305	366,149

		912,667

MEDIA — 5.4%
Charter Communications, Inc. Class A (a)	654	176,560
Comcast Corp. Class A	7,552	501,000

		677,560

OIL, GAS & CONSUMABLE FUELS — 0.4%
Devon Energy Corp.	1,125	49,624

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	2,789	150,383
Eli Lilly & Co.	1,794	143,986
Johnson & Johnson	1,886	222,793
Merck & Co., Inc.	1,873	116,894

		634,056

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
Simon Property Group, Inc. REIT	627	129,795

ROAD & RAIL — 0.7%
Union Pacific Corp.	886	86,412

SOFTWARE — 10.0%
Electronic Arts, Inc. (a)	6,043	516,072
Oracle Corp.	7,209	283,170
Take-Two Interactive Software, Inc. (a)	9,936	447,915

		1,247,157

SPECIALTY RETAIL — 3.6%
AutoZone, Inc. (a)	189	145,216
Gap, Inc.	10,625	236,300
O’Reilly Automotive, Inc. (a)	140	39,216
Urban Outfitters, Inc. (a)	952	32,863

		453,595

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	2,810	317,671

TEXTILES, APPAREL & LUXURY GOODS — 3.3%
Michael Kors Holdings, Ltd. (a)	8,750	409,412

TOBACCO — 4.1%
Altria Group, Inc.	4,948	312,862
Philip Morris International, Inc.	2,063	200,565

		513,427

TRADING COMPANIES & DISTRIBUTORS — 1.7%
United Rentals, Inc. (a)	2,654	208,312

TOTAL COMMON STOCKS (Cost $11,534,735)		12,312,870

See accompanying Notes to Schedule of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $148,830)	148,830	$148,830

TOTAL INVESTMENTS — 100.0% (Cost $11,683,565)		12,461,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		5,561

NET ASSETS — 100.0%		$12,467,261

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$366,541	$—	$—	$366,541
Auto Components	395,662	—	—	395,662
Banks	114,002	—	—	114,002
Beverages	248,122	—	—	248,122
Biotechnology	718,343	—	—	718,343
Chemicals	359,824	—	—	359,824
Diversified Telecommunication Services	313,907	—	—	313,907
Food & Staples Retailing	444,192	—	—	444,192
Food Products	453,770	—	—	453,770
Health Care Providers & Services	801,376	—	—	801,376
Hotels, Restaurants & Leisure	257,229	—	—	257,229
Insurance	263,730	—	—	263,730
Internet & Catalog Retail	1,375,623	—	—	1,375,623
Internet Software & Services	560,861	—	—	560,861
IT Services	912,667	—	—	912,667
Media	677,560	—	—	677,560
Oil, Gas & Consumable Fuels	49,624	—	—	49,624
Pharmaceuticals	634,056	—	—	634,056
Real Estate Investment Trusts (REITs)	129,795	—	—	129,795
Road & Rail	86,412	—	—	86,412
Software	1,247,157	—	—	1,247,157
Specialty Retail	453,595	—	—	453,595
Technology Hardware, Storage & Peripherals	317,671	—	—	317,671
Textiles, Apparel & Luxury Goods	409,412	—	—	409,412
Tobacco	513,427	—	—	513,427
Trading Companies & Distributors	208,312	—	—	208,312
Short-Term Investment	148,830	—	—	148,830

TOTAL INVESTMENTS	$12,461,700	$—	$—	$12,461,700

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	175,794	$175,794	46,117	73,081	148,830	$148,830	$161	$—

TOTAL		$175,794				$148,830	$161	$—

See accompanying Notes to Schedule of Investments.

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 3.1%
Northrop Grumman Corp.	391	$83,654

AIRLINES — 1.2%
Copa Holdings SA Class A	360	31,655

AUTOMOBILES — 1.9%
General Motors Co.	1,640	52,103

BANKS — 12.6%
Bank of America Corp.	3,220	50,393
Citigroup, Inc.	1,631	77,032
JPMorgan Chase & Co.	2,129	141,770
Wells Fargo & Co.	1,699	75,232

		344,427

BIOTECHNOLOGY — 1.3%
Gilead Sciences, Inc.	452	35,762

CHEMICALS — 2.7%
LyondellBasell Industries NV Class A	896	72,271

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	1,678	53,226

CONSUMER FINANCE — 1.7%
Discover Financial Services	831	46,993

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications, Inc.	1,706	88,678

ELECTRIC UTILITIES — 7.2%
Exelon Corp.	2,654	88,352
PG&E Corp.	854	52,239
PPL Corp.	1,577	54,517

		195,108

ENERGY EQUIPMENT & SERVICES — 0.8%
Schlumberger, Ltd.	290	22,806

FOOD PRODUCTS — 6.0%
Archer-Daniels-Midland Co.	930	39,218
Bunge, Ltd.	670	39,684
Tyson Foods, Inc. Class A	1,121	83,705

		162,607

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	407	17,212
Danaher Corp.	424	33,237

		50,449

HEALTH CARE PROVIDERS & SERVICES — 3.2%
HCA Holdings, Inc. (a)	890	67,311
UnitedHealth Group, Inc.	151	21,140

		88,451

HOTELS, RESTAURANTS & LEISURE — 2.3%
Carnival Corp.	1,283	62,636

INSURANCE — 7.6%
MetLife, Inc.	1,108	49,228
Prudential Financial, Inc.	1,027	83,855
Travelers Cos., Inc.	192	21,994

Unum Group	620	21,892
Validus Holdings, Ltd.	629	31,337

		208,306

INTERNET & CATALOG RETAIL — 1.6%
Priceline Group, Inc. (a)	30	44,145

IT SERVICES — 1.5%
Global Payments, Inc.	550	42,218

OIL, GAS & CONSUMABLE FUELS — 10.1%
Chevron Corp.	160	16,467
Exxon Mobil Corp.	433	37,792
Occidental Petroleum Corp.	544	39,669
Rice Energy, Inc. (a)	3,100	80,941
Valero Energy Corp.	1,363	72,239
WPX Energy, Inc. (a)	2,096	27,646

		274,754

PHARMACEUTICALS — 6.1%
Johnson & Johnson	629	74,304
Merck & Co., Inc.	1,469	91,680

		165,984

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
AvalonBay Communities, Inc. REIT	181	32,189
Digital Realty Trust, Inc. REIT	330	32,050
Mid-America Apartment Communities, Inc.	320	30,077
STORE Capital Corp.	1,620	47,741

		142,057

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Intel Corp.	1,876	70,819

SOFTWARE — 2.9%
Activision Blizzard, Inc.	1,209	53,559
Oracle Corp.	650	25,532

		79,091

SPECIALTY RETAIL — 1.2%
Gap, Inc.	1,420	31,581

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
HP, Inc.	1,809	28,094
NetApp, Inc.	1,151	41,229

		69,323

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Michael Kors Holdings, Ltd. (a)	1,680	78,607

TOBACCO — 2.5%
Altria Group, Inc.	630	39,835
Philip Morris International, Inc.	280	27,221

		67,056

TRADING COMPANIES & DISTRIBUTORS — 0.8%
WESCO International, Inc. (a)	370	22,751

TOTAL COMMON STOCKS (Cost $2,530,577)		2,687,518

See accompanying Notes to Schedule of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $34,502)	34,502	$34,502

TOTAL INVESTMENTS — 99.9% (Cost $2,565,079)		2,722,020
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,253

NET ASSETS — 100.0%		$2,725,273

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$83,654	$—	$—	$83,654
Airlines	31,655	—	—	31,655
Automobiles	52,103	—	—	52,103
Banks	344,427	—	—	344,427
Biotechnology	35,762	—	—	35,762
Chemicals	72,271	—	—	72,271
Communications Equipment	53,226	—	—	53,226
Consumer Finance	46,993	—	—	46,993
Diversified Telecommunication Services	88,678	—	—	88,678
Electric Utilities	195,108	—	—	195,108
Energy Equipment & Services	22,806	—	—	22,806
Food Products	162,607	—	—	162,607
Health Care Equipment & Supplies	50,449	—	—	50,449
Health Care Providers & Services	88,451	—	—	88,451
Hotels, Restaurants & Leisure	62,636	—	—	62,636
Insurance	208,306	—	—	208,306
Internet & Catalog Retail	44,145	—	—	44,145
IT Services	42,218	—	—	42,218
Oil, Gas & Consumable Fuels	274,754	—	—	274,754
Pharmaceuticals	165,984	—	—	165,984
Real Estate Investment Trusts (REITs)	142,057	—	—	142,057
Semiconductors & Semiconductor Equipment	70,819	—	—	70,819
Software	79,091	—	—	79,091
Specialty Retail	31,581	—	—	31,581
Technology Hardware, Storage & Peripherals	69,323	—	—	69,323
Textiles, Apparel & Luxury Goods	78,607	—	—	78,607
Tobacco	67,056	—	—	67,056
Trading Companies & Distributors	22,751	—	—	22,751
Short-Term Investment	34,502	—	—	34,502

TOTAL INVESTMENTS	$2,722,020	$—	$—	$2,722,020

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,318	$31,318	24,224	21,040	34,502	$34,502	$29	$—

TOTAL		$31,318				$34,502	$29	$—

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 72.7%
BRAZIL — 4.2%
Cosan Overseas, Ltd. 8.25%, 11/29/2049	$850,000	$841,500
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	200,000	204,900
Minerva Luxembourg SA 8.75%, 12/29/2049 (b)	600,000	604,500

		1,650,900

CAYMAN ISLANDS — 1.6%
Ooredoo Tamweel, Ltd 3.04%, 12/3/2018	600,000	612,762

CHILE — 6.0%
Celulosa Arauco y Constitucion SA 5.00%, 1/21/2021	243,000	261,261
Colbun SA 6.00%, 1/21/2020	700,000	781,959
Empresa Electrica Angamos SA 4.88%, 5/25/2029	400,000	392,933
Guanay Finance, Ltd. 6.00%, 12/15/2020	435,265	444,514
SACI Falabella 3.75%, 4/30/2023	300,000	312,061
Tanner Servicios Financieros SA 4.38%, 3/13/2018	168,000	169,260

		2,361,988

CHINA — 5.7%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021	200,000	216,067
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	800,000	814,925
CNPC General Capital, Ltd. 2.75%, 5/14/2019	400,000	408,985
Tencent Holdings, Ltd. 2.88%, 2/11/2020	800,000	821,348

		2,261,325

COLOMBIA — 7.9%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	300,000	286,500
Banco GNB Sudameris SA 3.88%, 5/2/2018	300,000	299,520
Bancolombia SA 6.13%, 7/26/2020	300,000	323,250
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	800,000	826,000
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	800,000	907,000
Grupo Aval, Ltd. 4.75%, 9/26/2022	500,000	494,750

		3,137,020

COSTA RICA — 0.5%
Banco Nacional de Costa Rica 5.88%, 4/25/2021 (a)	200,000	208,500

DOMINICAN REPUBLIC — 0.5%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	200,000	213,000

HONG KONG — 0.5%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	200,000	212,116

INDIA — 7.1%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	700,000	708,817
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	500,000	545,250
Bharti Airtel, Ltd. 4.38%, 6/10/2025	200,000	207,124
ONGC Videsh, Ltd. 3.25%, 7/15/2019	900,000	923,400
Reliance Holding USA, Inc. 4.50%, 10/19/2020	400,000	432,319

		2,816,910

ISRAEL — 5.1%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (a)	900,000	949,500
Israel Electric Corp., Ltd. 5.63%, 6/21/2018	1,000,000	1,056,500

		2,006,000

JAMAICA — 1.6%
Digicel Group, Ltd. 7.13%, 4/1/2022	800,000	615,760

MALAYSIA — 5.5%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	600,000	629,291
Malayan Banking Bhd 3.25%, 9/20/2022 (b)	600,000	606,037
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	900,000	919,940

		2,155,268

MEXICO — 9.8%
America Movil SAB de CV 3.13%, 7/16/2022	400,000	411,357
Banco Nacional de Comercio Exterior SNC 3.80%, 8/11/2026 (b)	500,000	485,475
Banco Santander Mexico SA 5.95%, 1/30/2024 (b)	800,000	838,760
BBVA Bancomer SA 6.01%, 5/17/2022	400,000	400,908
Grupo Idesa SA de CV 7.88%, 12/18/2020	200,000	200,000
Grupo Posadas SAB de CV 7.88%, 6/30/2022	500,000	520,000
Petroleos Mexicanos 3.50%, 7/18/2018	1,000,000	1,015,686

		3,872,186

PANAMA — 6.7%
Aeropuerto Internacional de Tocumen SA 5.75%, 10/9/2023	800,000	864,000
ENA Norte Trust 4.95%, 4/25/2028	911,622	948,087
Global Bank Corp. 5.13%, 10/30/2019	800,000	840,000

		2,652,087

PERU — 4.0%
Abengoa Transmision Sur SA 6.88%, 4/30/2043	500,000	535,000
Corp. Financiera de Desarrollo SA 3.25%, 7/15/2019	600,000	621,000
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025	500,000	411,505

		1,567,505

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

SINGAPORE — 6.0%
DBS Bank, Ltd. 3.63%, 9/21/2022 (b)	$600,000	$609,960
Oversea-Chinese Banking Corp., Ltd. 4.00%, 10/15/2024 (b)	800,000	835,464
United Overseas Bank, Ltd.:
3.50%, 9/16/2026 (b)	300,000	308,936
3.75%, 9/19/2024 (b)	600,000	621,948

		2,376,308

TOTAL CORPORATE BONDS & NOTES (Cost $28,261,117)		28,719,635

FOREIGN GOVERNMENT OBLIGATIONS — 12.8%
COSTA RICA — 1.4%
Costa Rica Government International Bond 10.00%, 8/1/2020	300,000	363,750
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	200,000	212,000

		575,750

DOMINICAN REPUBLIC — 0.9%
Dominican Republic International Bond Series REGS, 9.04%, 1/23/2018	327,893	343,468

PANAMA — 4.4%
Banco Latinoamericano de Comercio Exterior SA 3.25%, 5/7/2020	600,000	613,500
Panama Government International Bond 5.20%, 1/30/2020	1,000,000	1,107,922

		1,721,422

PERU — 1.6%
Fondo MIVIVIENDA SA 3.38%, 4/2/2019	600,000	619,200

POLAND — 2.0%
Poland Government International Bond 5.13%, 4/21/2021	700,000	791,000

QATAR — 2.5%
Qatar Government International Bond 2.38%, 6/2/2021	1,000,000	1,007,554

TOTAL FOREIGN GOVERNMENT OBLIGATIONS ( Cost $5,038,368)		5,058,394

	Shares
SHORT-TERM INVESTMENT — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $2,118,943)	2,118,943	2,118,943

TOTAL INVESTMENTS — 90.9% (Cost $35,418,428)		35,896,972
OTHER ASSETS IN EXCESS OF LIABILITIES — 9.1%		3,579,544

NET ASSETS — 100.0%		$39,476,516

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.0% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Brazil	$—	$1,650,900	$—	$1,650,900
Cayman Islands	—	612,762	—	612,762
Chile	—	2,361,988	—	2,361,988
China	—	2,261,325	—	2,261,325
Colombia	—	3,137,020	—	3,137,020
Costa Rica	—	208,500	—	208,500
Dominican Republic	—	213,000	—	213,000
Hong Kong	—	212,116	—	212,116
India	—	2,816,910	—	2,816,910
Israel	—	2,006,000	—	2,006,000
Jamaica	—	615,760	—	615,760
Malaysia	—	2,155,268	—	2,155,268

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico	$—	$3,872,186	$—	$3,872,186
Panama	—	2,652,087	—	2,652,087
Peru	—	1,567,505	—	1,567,505
Singapore	—	2,376,308	—	2,376,308
Foreign Government Obligations
Costa Rica	—	575,750	—	575,750
Dominican Republic	—	343,468	—	343,468
Panama	—	1,721,422	—	1,721,422
Peru	—	619,200	—	619,200
Poland	—	791,000	—	791,000
Qatar	—	1,007,554	—	1,007,554
Short-Term Investment	2,118,943	—	—	2,118,943

TOTAL INVESTMENTS	$2,118,943	$33,778,029	$—	$35,896,972

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	141,281	$141,281	9,557,184	7,579,522	2,118,943	$2,118,943	$833	$—

TOTAL		$141,281				$2,118,943	$833	$—

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 24.5%
ADVERTISING — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	$50,000	$51,875

AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc. 6.00%, 7/15/2022	35,000	37,013
United Technologies Corp. 6.13%, 2/1/2019	100,000	110,865

		147,878

AGRICULTURE — 0.7%
Philip Morris International, Inc. 5.65%, 5/16/2018	200,000	213,876
Reynolds American, Inc. 3.25%, 6/12/2020	140,000	147,107

		360,983

AUTO MANUFACTURERS — 0.9%
American Honda Finance Corp. MTN, 1.20%, 7/12/2019	150,000	148,996
Kia Motors Corp. 2.63%, 4/21/2021 (a)	200,000	206,560
Toyota Motor Credit Corp. MTN, 1.70%, 2/19/2019	75,000	75,531

		431,087

AUTO PARTS & EQUIPMENT — 0.2%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	15,000	15,338
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	65,000	68,859

		84,197

BANKS — 5.8%
Agromercantil Senior Trust 6.25%, 4/10/2019	200,000	208,000
Banco Mercantil del Norte SA 6.86%, 10/13/2021 (b)	200,000	199,000
Banco Nacional de Costa Rica 4.88%, 11/1/2018	200,000	205,600
Banco Santander Mexico SA 5.95%, 1/30/2024 (b)	200,000	209,690
Bank of America Corp. 2.00%, 1/11/2018	150,000	150,680
Bank of Montreal MTN, 1.50%, 7/18/2019	110,000	109,710
BB&T Corp. 2.25%, 2/1/2019	115,000	117,041
BBVA Bancomer SA 6.01%, 5/17/2022	200,000	200,454
Citigroup, Inc. 2.05%, 12/7/2018	150,000	151,089
Goldman Sachs Group, Inc. 2.90%, 7/19/2018	115,000	117,621
JPMorgan Chase & Co. 2.25%, 1/23/2020	115,000	116,422
Morgan Stanley GMTN, 2.45%, 2/1/2019	145,000	147,588
Oversea-Chinese Banking Corp., Ltd. 4.00%, 10/15/2024 (b)	200,000	208,866
PNC Financial Services Group, Inc. 4.38%, 8/11/2020	65,000	70,977
Royal Bank of Canada 2.00%, 12/10/2018	130,000	131,509

Toronto-Dominion Bank GMTN, 1.75%, 7/23/2018	125,000	125,758
United Overseas Bank, Ltd. 3.75%, 9/19/2024 (b)	200,000	207,316
Wells Fargo & Co. 1.50%, 1/16/2018	115,000	115,132
Westpac Banking Corp. 1.60%, 8/19/2019	150,000	149,678

		2,942,131

BEVERAGES — 0.4%
Anheuser-Busch InBev Finance, Inc. 1.90%, 2/1/2019	75,000	75,708
Molson Coors Brewing Co. 1.45%, 7/15/2019	50,000	49,828
PepsiCo, Inc. 2.15%, 10/14/2020	90,000	91,982

		217,518

BIOTECHNOLOGY — 0.2%
Celgene Corp. 2.13%, 8/15/2018	115,000	116,195

COMMERCIAL SERVICES — 0.5%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	200,000	202,519
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	25,000	27,188

		229,707

DIVERSIFIED FINANCIAL SERVICES — 0.9%
American Express Credit Corp. GMTN, 2.25%, 8/15/2019	230,000	234,137
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/15/2019	115,000	117,460
Synchrony Financial 3.00%, 8/15/2019	65,000	66,529
Tanner Servicios Financieros SA 4.38%, 3/13/2018	50,000	50,375

		468,501

ELECTRIC — 1.0%
Calpine Corp. 5.75%, 1/15/2025	10,000	9,800
Duke Energy Corp. 1.63%, 8/15/2017	115,000	115,343
Israel Electric Corp., Ltd. 5.63%, 6/21/2018	200,000	211,300
NRG Energy, Inc. 6.25%, 7/15/2022	45,000	45,675
Southern Co. 2.45%, 9/1/2018	115,000	117,254

		499,372

ENGINEERING & CONSTRUCTION — 0.3%
Aeropuerto Internacional de Tocumen SA 5.75%, 10/9/2023	130,000	140,400

ENTERTAINMENT — 0.1%
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	65,000	68,575

FOOD — 1.2%
General Mills, Inc. 2.20%, 10/21/2019	115,000	117,131
Kraft Heinz Foods Co. 2.00%, 7/2/2018	115,000	116,111
Kroger Co. 6.15%, 1/15/2020	100,000	113,782
Mondelez International, Inc. 2.25%, 2/1/2019	60,000	60,943
Want Want China Finance, Ltd. 1.88%, 5/14/2018 (a)	200,000	199,258

		607,225

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

FOREST PRODUCTS & PAPER — 0.4%
Inversiones CMPC SA/Cayman Islands Branch 4.75%, 1/19/2018	$200,000	$204,739

HEALTH CARE PRODUCTS — 0.3%
Medtronic, Inc. 1.50%, 3/15/2018	100,000	100,490
Thermo Fisher Scientific, Inc. 2.15%, 12/14/2018	75,000	75,792

		176,282

HEALTH CARE SERVICES — 0.9%
Aetna, Inc. 1.90%, 6/7/2019	70,000	70,500
Anthem, Inc. 2.30%, 7/15/2018	230,000	232,787
Centene Corp.:
4.75%, 5/15/2022	10,000	10,300
5.63%, 2/15/2021	20,000	21,232
HCA, Inc. 4.25%, 10/15/2019	70,000	72,888
Select Medical Corp. 6.38%, 6/1/2021	45,000	44,297

		452,004

HOLDING COMPANIES-DIVERS — 0.2%
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	115,000	115,567

HOUSEHOLD PRODUCTS — 0.0% (c)
Revlon Consumer Products Corp. 5.75%, 2/15/2021	15,000	15,300

HOUSEWARES — 0.2%
Newell Brands, Inc. 2.60%, 3/29/2019	100,000	102,247

INSURANCE — 0.3%
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	45,000	44,853
1.70%, 3/15/2019	120,000	120,992

		165,845

INTERNET — 0.2%
Amazon.com, Inc. 2.60%, 12/5/2019	110,000	114,064

IT SERVICES — 0.5%
Apple, Inc. 1.70%, 2/22/2019	125,000	126,391
Hewlett Packard Enterprise Co. 2.85%, 10/5/2018 (a)	145,000	147,707

		274,098

LEISURE TIME — 0.3%
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	65,000	65,487
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	60,000	61,200

		126,687

LODGING — 0.1%
Station Casinos LLC 7.50%, 3/1/2021	45,000	47,588

MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp. GMTN, 1.70%, 6/16/2018	115,000	115,756

MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp. MTN, 1.60%, 7/13/2018	85,000	85,448

MEDIA — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 9/30/2022	65,000	67,925

Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	30,000	30,864
Comcast Corp. 5.88%, 2/15/2018	110,000	117,180
CSC Holdings LLC 5.50%, 4/15/2027 (a)	5,000	5,113
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	65,000	66,300

		287,382

OIL & GAS — 1.2%
BP Capital Markets PLC 1.68%, 5/3/2019	30,000	30,075
Chevron Corp. 1.56%, 5/16/2019	75,000	75,162
ONGC Videsh, Ltd. 3.25%, 7/15/2019	200,000	205,200
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	200,000	204,431
Shell International Finance B.V. 1.38%, 5/10/2019	75,000	74,711

		589,579

PACKAGING & CONTAINERS — 0.2%
Berry Plastics Corp. 5.50%, 5/15/2022	65,000	67,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	30,000	30,975

		98,413

PHARMACEUTICALS — 1.8%
AbbVie, Inc. 1.80%, 5/14/2018	110,000	110,421
AstraZeneca PLC 1.75%, 11/16/2018	95,000	95,675
Cardinal Health, Inc. 1.95%, 6/15/2018	100,000	100,738
Express Scripts Holding Co. 2.25%, 6/15/2019	115,000	116,431
McKesson Corp. 1.29%, 3/10/2017	125,000	125,099
Mylan NV 2.50%, 6/7/2019 (a)	75,000	75,824
Mylan, Inc. 2.55%, 3/28/2019	55,000	55,629
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)	100,000	103,063
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	75,000	75,094
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	35,000	34,927

		892,901

PIPELINES — 0.3%
Energy Transfer Equity L.P. 5.50%, 6/1/2027	5,000	4,975
Kinder Morgan Energy Partners L.P. 6.00%, 2/1/2017	110,000	111,590
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.38%, 2/1/2027 (a)	25,000	25,156
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	20,000	20,200

		161,921

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Boston Properties L.P. 5.88%, 10/15/2019	100,000	111,359
Equinix, Inc. 5.38%, 4/1/2023	100,000	105,000
Simon Property Group L.P. 2.20%, 2/1/2019	115,000	116,939

		333,298

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

RETAIL — 0.5%
CVS Health Corp. 1.90%, 7/20/2018	$110,000	$111,035
Dollar Tree, Inc. 5.75%, 3/1/2023	65,000	69,959
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	65,000	67,925

		248,919

SEMICONDUCTORS — 0.1%
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	5,000	5,263
4.13%, 6/1/2021 (a)	25,000	26,782

		32,045

SOFTWARE — 0.8%
Activision Blizzard, Inc. 5.63%, 9/15/2021 (a)	65,000	67,600
First Data Corp. 5.75%, 1/15/2024 (a)	25,000	25,625
Microsoft Corp. 1.10%, 8/8/2019	50,000	49,823
Oracle Corp. 2.25%, 10/8/2019	230,000	235,785

		378,833

TELECOMMUNICATIONS — 1.9%
AT&T, Inc. 2.30%, 3/11/2019	115,000	116,987
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	209,764
British Telecommunications PLC 5.95%, 1/15/2018	200,000	211,553
Cisco Systems, Inc. 1.40%, 9/20/2019	95,000	95,203
Level 3 Communications, Inc. 5.75%, 12/1/2022	65,000	67,925
Orange SA 2.75%, 2/6/2019	115,000	118,231
Verizon Communications, Inc. 2.63%, 2/21/2020	145,000	149,043

		968,706

TOTAL CORPORATE BONDS & NOTES
(Cost $12,302,387)		12,353,266

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Banco de Costa Rica 5.25%, 8/12/2018	200,000	205,000
Banco Latinoamericano de Comercio Exterior SA 3.25%, 5/7/2020	200,000	204,500
Dominican Republic International Bond Series REGS, 9.04%, 1/23/2018	32,789	34,347
Fondo MIVIVIENDA SA 3.38%, 4/2/2019	200,000	206,400
Poland Government International Bond 5.13%, 4/21/2021	200,000	226,000
Qatar Government International Bond 2.38%, 6/2/2021	200,000	201,511

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,069,576)		1,077,758

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.7%
Federal Home Loan Mortgage Corp.: 3.00%, 3/1/2046	1,421,627	1,478,215
3.00%, 4/1/2046	1,449,917	1,507,631
Series 4582, Class HA, 3.00%, 9/15/2045	954,324	992,399

Series K722, Class X1, IO, 1.31%, 3/25/2023 (b)	505,548	35,285
Federal National Mortgage Association:
3.00%, 6/1/2036	2,942,424	3,096,951
3.00%, 5/1/2046	1,453,939	1,512,032
3.00%, 8/1/2046	998,517	1,038,413
3.50%, 7/1/2042	735,652	778,653
3.50%, 6/1/2045	944,731	996,587
3.50%, 8/1/2045	940,174	991,779
3.50%, 3/1/2046	986,314	1,041,194

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,326,291)		13,469,139

U.S. TREASURY OBLIGATIONS — 20.8%
Treasury Notes:
0.75%, 1/31/2018	1,650,000	1,650,594
0.75%, 2/28/2018	1,500,000	1,500,525
0.88%, 11/30/2017	1,550,000	1,553,116
1.00%, 9/15/2017	850,000	852,754
1.00%, 12/31/2017	1,700,000	1,705,950
1.00%, 3/15/2018	1,700,000	1,706,562
1.63%, 6/30/2020	1,480,000	1,512,471

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,469,796)		10,481,972

SENIOR FLOATING RATE LOANS — 3.9%
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc.:
Senior Secured Delayed Draw Term Loan F, 3.75%, 6/9/2023	20,368	20,402
Senior Secured Term Loan F, 3.75%, 6/9/2023	22,575	22,612

		43,014

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Asurion LLC:
Senior Secured Term Loan B1, 5.00%, 5/24/2019	27,904	28,038
Senior Secured Term Loan B4, 5.00%, 8/4/2022	39,898	40,157

		68,195

CONTAINERS & PACKAGING — 0.3%
Berry Plastics Holding Corporation Senior Secured Term Loan H, 3.75%, 10/1/2022	66,491	66,791
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	69,687	70,003

		136,794

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	70,000	70,488

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured Term Loan B4, 4.50%, 8/25/2021	70,000	70,624

HEALTH CARE PROVIDERS & SERVICES — 0.1%
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	66,017	66,935

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

HOTELS, RESTAURANTS & LEISURE — 0.7%
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.52%, 9/15/2023	$50,000	$50,450
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	69,569	70,156
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 4.00%, 4/25/2023	99,500	100,526
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	69,646	69,868
Yum! Brands, Inc. Senior Secured 1st Lien Term Loan B, 3.28%, 6/16/2023	66,833	67,480

		358,480

INTERNET & CATALOG RETAIL — 0.1%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.00%, 8/19/2023	70,000	70,481

IT SERVICES — 0.2%
First Data Corp. Senior Secured Extended Term Loan, 4.53%, 3/24/2021	70,000	70,598

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	69,572	69,908

MEDIA — 0.4%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	69,575	70,111
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	68,828	69,378
Tribune Media Co. Senior Secured Term Loan, 3.75%, 12/27/2020	69,572	70,235

		209,724

PERSONAL PRODUCTS — 0.3%
NBTY, Inc. Senior Secured Term Loan B, 5.00%, 5/5/2023	99,750	100,355
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.25%, 9/7/2023	70,000	70,226

		170,581

PHARMACEUTICALS — 0.1%
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.75%, 9/26/2022	69,574	69,506

ROAD & RAIL — 0.2%
Hertz Corp. Senior Secured Term Loan B, 3.50%, 6/30/2023	69,825	70,538

SOFTWARE — 0.0% (c)
RP Crown Parent LLC Senior Secured Term Loan B, Zero Coupon, 10/12/2023	20,000	20,050

SPECIALTY RETAIL — 0.2%
Leslies Poolmart, Inc. Senior Secured Term Loan, 5.25%, 8/16/2023	70,000	70,569

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell Software Group Senior Secured Term Loan B, Zero Coupon, 9/23/2022	55,000	54,175
Dell, Inc. Senior Secured Term Loan B, 4.00%, 9/7/2023	96,000	96,682

		150,857

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	69,573	69,769

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	99,499	100,453

TOTAL SENIOR FLOATING RATE LOANS
(Cost $1,944,345)		1,957,564

ASSET-BACKED SECURITIES — 7.3%
ASSET-BACKED — OTHER — 5.4%
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	161,809	162,638
Bear Stearns Asset Backed Securities Trust Series 2006-2, Class M1, ABS, 0.95%, 7/25/2036 (b)	794,768	786,637
CAM Mortgage Trust Series 2016-1, Class A, ABS, 4.00%, 1/15/2056 (a) (d)	787,631	783,940
Springleaf Funding Trust Series 2015-AA, Class A, ABS, 3.16%, 11/15/2024 (a)	1,000,000	1,012,493

		2,745,708

ASSET-BACKED — STUDENT LOAN — 1.9%
Commonbond Student Loan Trust Series 2016-A, Class A1, ABS, 3.32%, 5/25/2040 (a)	931,440	938,646

TOTAL ASSET-BACKED SECURITIES (Cost $3,664,611)		3,684,354

MORTGAGE-BACKED SECURITIES — 11.0%
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.90%, 12/10/2049 (b)	36,000	36,570
Series 2008-C7, Class AM, 6.33%, 12/10/2049 (b)	69,000	69,870
Series 2014-GC19, Class XA, IO, 1.42%, 3/10/2047 (b)	1,783,958	114,286
Series 2015-GC27, Class C, 4.58%, 2/10/2048 (b)	125,000	122,512
Series 2016-GC37, Class XA, IO, 1.97%, 4/10/2049 (b)	997,693	128,805
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.54%, 10/10/2046 (b)	1,776,199	112,574
Series 2014-UBS3, Class XA, IO, 1.49%, 6/10/2047 (b)	1,743,186	116,964
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, 6.30%, 12/10/2049 (b)	82,150	84,524

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (b)	$125,000	$129,018
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.27%, 2/15/2041 (a) (b)	150,000	154,684
CSMC Series Series 2010-RR1, Class 1B, 5.69%, 4/16/2049 (a) (b)	125,000	125,440
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFL, CMO, 0.41%, 3/10/2039 (a) (b)	68,000	68,511
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.99%, 8/10/2045 (b)	130,498	132,467
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, IO, 1.11%, 9/15/2047 (b)	2,132,534	118,717
LB Commercial Mortgage Trust Series 2007-C3, Class AM, 6.11%, 7/15/2044 (b)	125,000	127,754
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3, 5.87%, 9/15/2045 (b)	34,599	35,753
LBUBS Commercial Mortgage Trust Series 2007-C2, Class AM, 5.49%, 2/15/2040 (b)	55,000	55,881
Mill City Mortgage Trust Series 2015-2, Class A1, 3.00%, 9/25/2057 (a) (b)	252,931	256,246
ML-CFC Commercial Mortgage Trust:
Series 2007-5, Class A4, 5.38%, 8/12/2048	104,154	104,658
Series 2007-5, Class AM, 5.42%, 8/12/2048	125,000	126,049
Series 2007-9, Class A4, 5.70%, 9/12/2049	31,460	32,422
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class XA, IO, 1.33%, 4/15/2047 (b)	2,054,690	117,467
Morgan Stanley Capital I Trust:
5.41%, 3/15/2044	125,000	125,970
Series 2007-IQ16, Class AM, 6.26%, 12/12/2049 (b)	61,000	61,749
Velocity Commercial Capital Loan Trust Series 2016-1, Class AFX, 3.53%, 4/25/2046 (a) (b)	454,113	465,465
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM, 5.38%, 12/15/2043	125,000	126,118
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 2.56%, 6/15/2029 (a) (b)	37,000	36,984
Series 2016-BOCA, Class C, 3.01%, 6/15/2029 (a) (b)	31,000	30,981
Wells Fargo Mortgage Backed Securities:
Series 2006-6, Class 1A17, 5.75%, 5/25/2036	786,781	785,890
Series 2007-10, Class 1A5, 6.00%, 7/25/2037	1,400,701	1,399,180

WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 1.08%, 12/15/2046 (b)	2,751,170	114,710

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,558,768)		5,518,219

	Shares
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f) (Cost $1,852,434)	1,852,434	1,852,434

TOTAL INVESTMENTS — 100.0% (Cost $50,188,208)		50,394,706
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		29,503

NET ASSETS — 100.0%		$50,424,209

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

GMTN Global Medium Term Note

IO Interest Only

MTN Medium Term Note

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$51,875	$—	$51,875
Aerospace & Defense	—	147,878	—	147,878
Agriculture	—	360,983	—	360,983
Auto Manufacturers	—	431,087	—	431,087
Auto Parts & Equipment	—	84,197	—	84,197
Banks	—	2,942,131	—	2,942,131
Beverages	—	217,518	—	217,518
Biotechnology	—	116,195	—	116,195
Commercial Services	—	229,707	—	229,707
Diversified Financial Services	—	468,501	—	468,501
Electric	—	499,372	—	499,372
Engineering & Construction	—	140,400	—	140,400
Entertainment	—	68,575	—	68,575
Food	—	607,225	—	607,225
Forest Products & Paper	—	204,739	—	204,739
Health Care Products	—	176,282	—	176,282
Health Care Services	—	452,004	—	452,004
Holding Companies-Divers	—	115,567	—	115,567
Household Products	—	15,300	—	15,300
Housewares	—	102,247	—	102,247
Insurance	—	165,845	—	165,845
Internet	—	114,064	—	114,064
IT Services	—	274,098	—	274,098
Leisure Time	—	126,687	—	126,687
Lodging	—	47,588	—	47,588
Machinery, Construction & Mining	—	115,756	—	115,756
Machinery-Diversified	—	85,448	—	85,448
Media	—	287,382	—	287,382
Oil & Gas	—	589,579	—	589,579
Packaging & Containers	—	98,413	—	98,413
Pharmaceuticals	—	892,901	—	892,901
Pipelines	—	161,921	—	161,921
Real Estate Investment Trusts	—	333,298	—	333,298
Retail	—	248,919	—	248,919
Semiconductors	—	32,045	—	32,045
Software	—	378,833	—	378,833
Telecommunications	—	968,706	—	968,706
Foreign Government Obligations	—	1,077,758	—	1,077,758
U.S. Government Agency Obligations	—	13,469,139	—	13,469,139
U.S. Treasury Obligations	—	10,481,972	—	10,481,972
Senior Floating Rate Loans	—	1,957,564	—	1,957,564
Asset-Backed Securities	—	3,684,354	—	3,684,354
Mortgage-Backed Securities	—	5,518,219	—	5,518,219
Short-Term Investment	1,852,434	—	—	1,852,434

TOTAL INVESTMENTS	$1,852,434	$48,542,272	$—	$50,394,706

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	673,680	$673,680	4,496,232	3,317,478	1,852,434	$1,852,434	$1,782	$—

TOTAL		$673,680				$1,852,434	$1,782	$—

See accompanying Notes to Schedule of Investments.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Valuation

Each Portfolio’s investments are valued at fair value each day that each fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of portfolios’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of September 30, 2016, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the period ended September 30, 2016.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2016 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$94,479,931	$1,733,605	$10,974,032	$(9,240,427)
SSGA Income Allocation Portfolio	101,108,313	5,556,887	1,746,489	3,810,398
SSGA Global Allocation Portfolio	187,996,644	6,388,415	812,905	5,575,510
Blackstone / GSO Senior Loan Portfolio	918,175,487	9,838,653	1,303,400	8,535,253
SSGA Ultra Short Term Bond Portfolio	14,276,876	20,387	5,948	14,439
State Street DoubleLine Total Return Tactical Portfolio	2,986,350,607	43,141,294	14,768,025	28,373,269
State Street Clarion Global Infrastructure & MLP Portfolio	10,691,323	1,735,684	34,657	1,701,027
State Street Disciplined Global Equity Portfolio	3,085,806	288,266	42,508	245,758
SSGA MFS Systematic Core Equity Portfolio	5,827,266	461,566	233,360	228,206
SSGA MFS Systematic Growth Equity Portfolio	11,683,565	1,294,347	516,212	778,135
SSGA MFS Systematic Value Equity Portfolio	2,565,079	1,294,347	516,212	778,135
SPDR DoubleLine Emerging Markets Fixed Income ETF	35,418,428	566,505	87,961	478,544
SPDR DoubleLine Short Duration Total Return Tactical ETF	50,188,208	287,674	81,176	206,498

Other information regarding the portfolios is available in the portfolios’ most recent Report to Shareholders. This information is also available on the portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 22, 2016

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 22, 2016